UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number: 811-06136

Homestead Funds, Inc.
(Exact name of registrant as specified in charter)

4301 Wilson Boulevard
Arlington, VA 22203
(Address of principal executive offices) (Zip code)

Danielle Sieverling
Homestead Funds, Inc.
4301 Wilson Boulevard
Arlington, VA 22203
(Name and address of agent for service)

Copies to:
Bibb L. Strench, Esq.
Seward & Kissel LLP
1200 G Street, N.W.
Washington, D.C. 20005
(Name and addresses of the agent for service)

Registrant's telephone number, including area code: (703) 907-5993

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS.

DAILY INCOME FUND
Portfolio of Investments
March 31, 2011
(Unaudited)

	Interest	Maturity	Face
	Rate	Date	Amount	Value
CORPORATE NOTES (0.5% of portfolio)
Toyota Motor Credit Corp.	5.45%	05/18/11	$1,000,000	$1,006,795
Total Corporate Notes (Cost $1,006,795)				1,006,795

COMMERCIAL PAPER (82.5% of portfolio)
Air Liquide USA LLC (a)	0.17	04/13/11	4,000,000	3,999,773
American Honda Finance Corp.	0.23	04/04/11	2,000,000	1,999,962
American Honda Finance Corp.	0.22	04/04/11	5,000,000	4,999,908
Archer Daniels Midland Co. (a)	0.17	04/20/11	2,290,000	2,289,795
Archer Daniels Midland Co. (a)	0.28	04/28/11	3,000,000	2,999,370
Bank of America Corp.	0.18	04/18/11	2,500,000	2,499,787
Bank of America Corp.	0.23	05/31/11	5,000,000	4,998,083
Campbell Soup Co. (a)	0.18	04/11/11	3,000,000	2,999,850
Citigroup Funding Inc.	0.23	04/08/11	4,000,000	3,999,821
Citigroup Funding Inc.	0.25	05/02/11	2,500,000	2,499,462
Coca-Cola Co. (a)	0.23	04/05/11	3,000,000	2,999,923
Coca-Cola Co. (a)	0.20	05/09/11	978,000	977,794
Coca-Cola Co. (a)	0.20	05/11/11	1,000,000	999,778
Coca-Cola Co. (a)	0.21	05/19/11	2,000,000	1,999,440
Coca-Cola Co. (a)	0.21	06/21/11	2,000,000	1,999,055
ConocoPhillips Qatar Funding Ltd. (a)	0.23	04/07/11	3,500,000	3,499,866
ConocoPhillips Qatar Funding Ltd. (a)	0.23	05/10/11	3,150,000	3,149,215
General Electric Capital Corp.	0.20	05/23/11	6,000,000	5,998,267
General Electric Capital Corp.	0.19	06/28/11	3,000,000	2,998,607
Google Inc. (a)	0.17	05/05/11	4,500,000	4,499,277
Google Inc. (a)	0.24	06/07/11	4,000,000	3,998,213
Hewlett-Packard Co. (a)	0.15	04/18/11	1,000,000	999,929
HSBC Finance Corp.	0.23	04/13/11	4,000,000	3,999,693
HSBC Finance Corp.	0.21	04/19/11	2,000,000	1,999,790
HSBC Finance Corp.	0.24	05/20/11	2,000,000	1,999,347
John Deere Capital Corp. (a)	0.18	04/27/11	2,000,000	1,999,740
John Deere Credit Inc. (a)	0.19	04/12/11	6,000,000	5,999,652
Johnson & Johnson (a)	0.22	04/06/11	3,000,000	2,999,908
Johnson & Johnson (a)	0.17	05/11/11	4,000,000	3,999,244
Johnson & Johnson (a)	0.18	07/13/11	2,000,000	1,998,970
Metlife Funding Inc.	0.18	04/15/11	5,000,000	4,999,650
Metlife Funding Inc.	0.18	05/05/11	3,000,000	2,999,490
Nestle Capital Corp. (a)	0.19	04/08/11	3,000,000	2,999,889
Nestle Capital Corp. (a)	0.19	06/08/11	5,000,000	4,998,206
PACCAR Financial Corp.	0.24	04/20/11	1,375,000	1,374,826
PACCAR Financial Corp.	0.22	05/12/11	4,100,000	4,098,973
PACCAR Financial Corp.	0.23	05/20/11	1,600,000	1,599,499
PACCAR Financial Corp.	0.23	06/06/11	2,000,000	1,999,157
PepsiCo, Inc. (a)	0.17	04/06/11	3,000,000	2,999,929
PepsiCo, Inc. (a)	0.17	04/15/11	4,000,000	3,999,736
PepsiCo, Inc. (a)	0.17	04/21/11	2,000,000	1,999,811
Procter & Gamble Co. (a)	0.21	04/12/11	3,500,000	3,499,775
Procter & Gamble Co. (a)	0.18	06/09/11	2,500,000	2,499,137
Procter & Gamble Co. (a)	0.18	06/15/11	3,000,000	2,998,875
Total Capital Canada, Ltd. (a)	0.28	06/22/11	3,000,000	2,998,087
Toyota Motor Credit Corp.	0.21	04/11/11	2,000,000	1,999,883
Toyota Motor Credit Corp.	0.19	05/13/11	2,000,000	1,999,557
Toyota Motor Credit Corp.	0.20	05/16/11	4,000,000	3,999,000
UBS Finance Delaware LLC	0.21	04/25/11	2,000,000	1,999,720
Wal-Mart Stores, Inc. (a)	0.16	04/26/11	7,052,000	7,051,217
Total Commercial Paper (Cost $155,515,936)				155,515,936

DAILY INCOME FUND
Portfolio of Investments (continued)
March 31, 2011
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
U.S. GOVERNMENT OBLIGATIONS (12.8% of portfolio)
Federal Home Loan Bank Discount Note	0.12%		06/29/11	$5,000,000	$4,998,517
Federal Home Loan Mortgage Discount Corp. Note	0.18		05/09/11	4,000,000	3,999,261
U.S. Treasury Bill	0.15		04/14/11	5,000,000	4,999,738
U.S. Treasury Bill	0.22		07/28/11	5,000,000	4,996,337
U.S. Treasury Bill	0.22		07/28/11	5,000,000	4,996,337
Total U.S. Government Agency Obligations (Cost $23,990,190)					23,990,190

MONEY MARKET ACCOUNT (4.2% of portfolio)
State Street Institutional Liquid Reserves Fund	0.19	(b)		7,962,631	7,962,631
Total Money Market Account (Cost $7,962,631)					7,962,631

TOTAL INVESTMENTS IN SECURITIES (Cost $188,475,552) - 100%					$188,475,552

_________________________________________

(a)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers.  The security has been determined to be liquid under criteria established by the Fund's Board of Directors. Total of such securities at period-end amounts to $90,453,455 and represents 48.0% of total investments.

(b)	7-day yield at March 31, 2011.

At March 31, 2011, the cost of investment securities for tax purposes was $188,475,552.  There were no unrealized gains or losses.

The Fund adopted Financial Accounting Standards Board’s Accounting Standards Codification (“ASC”), Fair Value Measurements and Disclosures (“ASC 820”), (formerly known as FAS 157), effective January 1, 2008. In accordance with ASC 820, fair value is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. ASC 820 established a three-tier hierarchy, which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. The three-tier hierarchy of inputs is summarized below:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

Category	Level 1	Level 2	Level 3	Total
Commercial Paper	$-	$155,515,936	$-	$155,515,936
U.S. Government Agency Obligations	$-	$23,990,190	$-	$23,990,190
Corporate Notes	$-	$1,006,795	$-	$1,006,795
Cash Equivalents	$7,962,631	$-	$-	$7,962,631
Total	$7,962,631	$180,512,921	$-	$188,475,552

For more information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Funds's most recent semi-annual financial statements.

SHORT-TERM GOVERNMENT SECURITIES FUND
Portfolio of Investments
March 31, 2011
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
ASSET BACKED SECURITIES (2.5% of portfolio)
Small Business Administration 93-20J	5.90%		10/01/13	$21,549	$22,214
Small Business Administration 98-20D	6.15		04/01/18	30,820	33,468
Small Business Administration 98-20E	6.30		05/01/18	29,976	32,654
Small Business Administration 98-20H	6.15		08/01/18	11,202	12,217
Small Business Administration 99-20D	6.15		04/01/19	44,581	48,009
Small Business Administration 04-20B	4.72		02/01/24	92,315	97,210
Small Business Administration 04-20C	4.34		03/01/24	122,512	127,666
Small Business Administration 05-10E	4.54		09/01/15	36,408	37,992
Small Business Administration Pool # 100075	3.50		05/25/19	36,875	35,925
Small Business Administration Pool # 500724	4.00	(a)	12/25/13	6,412	6,532
Small Business Administration Pool # 502261	1.38	(a)	10/25/17	15,118	15,074
Small Business Administration Pool # 502477	1.25	(a)	09/25/18	42,572	42,293
Small Business Administration Pool # 502543	0.95	(a)	01/25/19	75,602	75,794
Small Business Administration Pool # 502684	1.25	(a)	07/25/19	3,385	3,415
Small Business Administration Pool # 503278	0.88	(a)	02/25/21	32,475	32,579
Small Business Administration Pool # 503463	1.13	(a)	09/25/21	23,469	23,400
Small Business Administration Pool # 504305	0.88	(a)	10/25/23	5,625	5,597
Small Business Investment Companies 02-20K	5.08		11/01/22	41,936	44,601
Small Business Investment Companies 02-P10B	5.20		08/10/12	63,656	66,406
Small Business Investment Companies 03-10A	4.63		03/10/13	404,645	422,263
Small Business Investment Companies 03-10B	3.39		03/01/13	15,263	15,499
Small Business Investment Companies 03-P10A	4.52		02/10/13	5,245	5,465
Small Business Investment Companies 03-P10B	5.14		08/10/13	36,038	38,052
Small Business Investment Companies 04-10A	4.12		03/10/14	155,215	161,216
Small Business Investment Companies 04-10B	4.68		09/10/14	223,563	233,985
Small Business Investment Companies 04-P10A	4.50		02/10/14	31,523	32,920
Small Business Investment Companies 05-10B	4.94		09/10/15	183,939	197,381
Small Business Investment Companies 05-P10A	4.64		02/10/15	63,788	66,697
Small Business Investment Companies 07-10A	5.38		03/10/17	87,153	93,641
Total Asset Backed Securities (Cost $1,907,731)					2,030,165

MORTGAGE BACKED SECURITIES (6.7% of portfolio)
FDIC Structured Sale Guaranteed Notes 2010-S3 (b)	2.74		12/06/20	903,402	894,965
GNMA #2602	6.00		06/20/28	64,007	70,311
GNMA #2707	5.50		01/20/14	7,361	7,942
GNMA #8004	2.63	(a)	07/20/22	27,936	28,845
GNMA #8006	2.63	(a)	07/20/22	26,033	26,881
GNMA #8038	2.63	(a)	08/20/22	15,820	16,335
GNMA #8040	2.63	(a)	08/20/22	40,629	41,951
GNMA #8054	2.13	(a)	10/20/22	10,055	10,374
GNMA #8076	2.13	(a)	11/20/22	16,645	17,172
GNMA #8102	4.00	(a)	02/20/16	5,621	5,877
GNMA #8103	4.00	(a)	02/20/16	21,057	22,024
GNMA #8157	3.38	(a)	03/20/23	29,390	30,623
GNMA #8191	3.38	(a)	05/20/23	47,559	49,459
GNMA #8215	3.38	(a)	04/20/17	4,476	4,655
GNMA #8259	2.63	(a)	08/20/23	13,546	13,986
GNMA #8297	4.00	(a)	12/20/17	12,822	13,395
GNMA #8332	3.50	(a)	03/20/18	8,309	8,670
GNMA #8344	3.50	(a)	04/20/18	19,566	20,360
GNMA #8384	3.38	(a)	03/20/24	6,922	7,212
GNMA #8393	4.00	(a)	08/20/18	7,615	7,922
GNMA #8400	2.63	(a)	08/20/18	10,906	11,261
GNMA #8405	4.00	(a)	09/20/18	12,179	12,670

SHORT-TERM GOVERNMENT SECURITIES FUND
Portfolio of Investments (continued)
March 31, 2011
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
MORTGAGE BACKED SECURITIES - continued
GNMA #8423	3.38%	(a)	05/20/24	$8,571	$8,913
GNMA #8429	4.00	(a)	11/20/18	13,824	14,443
GNMA #8459	2.63	(a)	07/20/24	13,175	13,603
GNMA #8499	3.88	(a)	05/20/19	8,833	9,218
GNMA #8518	2.13	(a)	10/20/24	11,913	12,291
GNMA #8532	2.50	(a)	10/20/24	16,891	17,458
GNMA #8591	3.38	(a)	02/20/25	42,982	44,786
GNMA #8638	3.38	(a)	06/20/25	14,459	15,036
GNMA #8648	2.63	(a)	07/20/25	22,768	23,509
GNMA #8663	2.63	(a)	07/20/25	18,242	18,835
GNMA #8680	3.50	(a)	08/20/20	16,110	16,705
GNMA #8687	2.63	(a)	08/20/25	4,527	4,674
GNMA #8702	3.00	(a)	10/20/20	7,019	7,272
GNMA #8747	2.13	(a)	11/20/25	13,087	13,501
GNMA #8807	2.63	(a)	07/20/21	16,410	16,944
GNMA #8836	2.63	(a)	09/20/21	15,008	15,496
GNMA #8847	3.38	(a)	04/20/26	15,261	15,871
GNMA #8869	2.13	(a)	11/20/21	49,659	51,233
GNMA #8873	2.50	(a)	11/20/21	21,831	22,564
GNMA #8877	3.38	(a)	05/20/26	3,667	3,814
GNMA #8883	2.13	(a)	12/20/21	17,348	17,898
GNMA #8915	3.38	(a)	02/20/22	16,861	17,569
GNMA #8934	3.38	(a)	03/20/22	27,809	28,975
GNMA #8978	3.38	(a)	05/20/22	69,452	72,227
GNMA #80053	3.38	(a)	03/20/27	3,357	3,498
GNMA #80058	3.38	(a)	04/20/27	3,467	3,606
GNMA #80185	3.38	(a)	04/20/28	33,673	35,018
GNMA #80264	3.25	(a)	03/20/29	36,494	37,972
GNMA #80283	3.38	(a)	05/20/29	21,969	22,847
GNMA #80300	2.63	(a)	07/20/29	19,963	20,612
GNMA #80309	2.63	(a)	08/20/29	8,193	8,460
GNMA #80363	3.25	(a)	01/20/30	68,564	71,340
GNMA #80426	2.63	(a)	07/20/30	3,003	3,101
GNMA #80452	2.63	(a)	09/20/30	19,482	20,116
GNMA #80475	1.88	(a)	12/20/30	36,034	37,082
GNMA #80577	2.75	(a)	02/20/32	5,817	6,032
GNMA #80684	3.38	(a)	04/20/33	15,424	16,040
GNMA #81129	3.50	(a)	10/20/34	426,755	443,434
GNMA #510280	6.00		08/15/14	8,858	9,593
GNMA #583189	4.50		02/20/17	48,474	51,510
GNMA #607494	5.00		04/15/19	30,381	32,932
GNMA #616274	5.00		02/15/19	34,940	37,563
GNMA 1996-4	7.00		04/16/26	5,101	5,473
GNMA 2001-53	5.50		10/20/31	34,338	36,269
GNMA 2001-53	0.60	(a)	10/20/31	6,334	6,322
GNMA 2001-61	0.75	(a)	09/20/30	2,640	2,640
GNMA 2002-15	5.50		11/20/31	61,485	65,052
GNMA 2002-20	4.50		03/20/32	25,040	26,543
GNMA 2002-88	5.00		05/16/31	41,955	43,005
GNMA 2003-11	4.00		10/17/29	46,022	47,594
GNMA 2003-12	4.50		02/20/32	26,934	28,221
GNMA 2003-26	0.70	(a)	04/16/33	15,082	15,082
GNMA 2003-97	4.50		03/20/33	61,757	65,335
GNMA 2004-17	4.50		12/20/33	148,494	158,098
GNMA 2004-102	5.50		04/20/34	77,886	85,826

SHORT-TERM GOVERNMENT SECURITIES FUND
Portfolio of Investments (continued)
March 31, 2011
(Unaudited)

	Interest Rate/		Maturity	Face
	Yield		Date	Amount	Value
MORTGAGE BACKED SECURITIES - continued
GNMA 2005-56	5.00%		08/20/31	$64,833	$66,012
GNMA 2007-30	5.50		03/20/35	51,917	52,219
GNMA 2008-50	5.50		06/16/38	501,852	505,001
Government Lease Trust 99-C1A (b)	4.00		05/18/11	522,959	524,092
Government Lease Trust 99-C1A (b)	4.00		05/18/11	165,000	165,358
NCUA Guaranteed Notes 2010-C1	1.60		10/29/20	963,956	939,908
Total Mortgage Backed Securities (Cost $5,417,171)					5,504,531

MUNICIPAL BONDS (4.9% of portfolio)
Arizona State University	5.38		07/01/19	700,000	740,915
Bel Aire, Kansas	7.50		05/01/35	435,000	483,224
Bel Aire, Kansas	7.75		05/01/41	555,000	619,330
Fiscal Year 2005 Securitization Corp. New York	3.51		10/01/12	250,000	251,802
Illinois Housing Development Authority, Illinois	4.13		10/20/16	1,110,000	1,105,682
Johnson City, Tennessee - Public Building Authority	7.00		09/01/18	100,000	102,396
Miami-Dade County, Florida Educational Facilities Authority	4.32		04/01/12	695,000	717,087
Total Municipal Bonds (Cost $4,011,598)					4,020,436

CORPORATE BONDS (9.1% of portfolio)
Bank of the Cascades	2.65		02/12/12	1,000,000	1,006,752
Citibank N.A.	1.50		07/12/11	350,000	351,263
FirstBank Puerto Rico	1.65		02/20/13	250,000	252,378
GE Capital Financial Inc.	2.50		05/31/11	250,000	250,804
GE Money Bank	1.75		07/23/13	250,000	252,784
General Electric Capital Corp.	3.00		12/09/11	1,000,000	1,018,640
GMAC LLC	2.20		12/19/12	500,000	512,218
Morgan Stanley	3.25		12/01/11	1,000,000	1,019,953
New York Community Bank	3.00		12/16/11	1,000,000	1,019,376
Oriental Bank & Trust	2.75		03/16/12	1,000,000	1,017,249
Rowan Companies Inc.	2.80		10/20/13	391,417	397,472
Sallie Mae Bank	2.35		05/06/11	100,000	100,165
Southern Community Bank & Trust	0.79	(a)	02/18/14	250,000	249,687
Total Corporate Bonds (Cost $7,345,406)					7,448,741

U. S. GOVERNMENT AND AGENCY OBLIGATIONS (68.6% of portfolio)
FDIC Structured Sale Guaranteed Notes (b)	0.00	(c)	10/25/11	1,000,000	996,960
FDIC Structured Sale Guaranteed Notes (b)	0.00	(c)	10/25/12	1,500,000	1,461,015
Government Trust Certificate (Sri Lanka Trust)	0.66	(a)	06/15/12	37,500	37,502
National Archives Facility Trust	8.50		09/01/19	42,971	51,228
Overseas Private Investment Corp.	5.35	(d)	07/31/11	1,634,609	2,029,073
Overseas Private Investment Corp.	4.55	(e)	09/20/13	2,000,000	2,310,120
Overseas Private Investment Corp.	1.45	(d)	09/20/13	1,000,000	1,210,500
Overseas Private Investment Corp.	1.45	(d)	09/20/13	3,015,000	3,026,246
Overseas Private Investment Corp.	5.08	(e)	12/10/13	250,000	333,532
Overseas Private Investment Corp.	1.90	(e)	12/31/13	305,575	316,173
Overseas Private Investment Corp.	3.46	(d)	07/12/14	1,000,000	1,085,160
Overseas Private Investment Corp.	1.84	(d)	07/12/14	1,500,000	1,513,155
Overseas Private Investment Corp.	4.10		11/15/14	117,040	121,372
Overseas Private Investment Corp.	3.56	(d)	12/14/14	1,500,000	1,625,010
Overseas Private Investment Corp.	1.62	(d)	12/14/14	1,000,000	969,610
Overseas Private Investment Corp.	3.74		04/15/15	90,207	93,233
Overseas Private Investment Corp.	3.50	(e)	05/02/16	1,000,000	1,072,440

SHORT-TERM GOVERNMENT SECURITIES FUND
Portfolio of Investments (continued)
March 31, 2011
(Unaudited)

	Interest Rate/		Maturity	Face
	Yield		Date	Amount	Value
U. S. GOVERNMENT AND AGENCY OBLIGATIONS - continued
Overseas Private Investment Corp.	4.81%	(e)	07/12/16	$1,000,000	$1,209,110
Overseas Private Investment Corp.	4.87	(e)	09/07/16	1,000,000	1,275,150
Overseas Private Investment Corp.	4.59	(e)	12/09/16	1,000,000	1,156,610
Overseas Private Investment Corp.	4.59	(e)	12/09/16	1,300,000	1,503,567
Overseas Private Investment Corp.	3.62		09/15/16	45,695	47,836
Overseas Private Investment Corp.	3.56	(d)	04/23/17	3,000,000	3,077,910
Overseas Private Investment Corp.	4.90	(e)	12/10/17	1,500,000	1,725,060
Overseas Private Investment Corp.	5.66	(e)	06/10/18	900,000	1,128,069
Overseas Private Investment Corp.	2.00	(e)	06/10/18	1,500,000	1,565,790
Overseas Private Investment Corp.	1.84	(e)	06/10/18	1,000,000	978,000
Philippine Power Trust I (b)	5.40		09/26/18	446,429	457,147
Private Export Funding Corp.	4.97		08/15/13	1,100,000	1,198,727
SALLIE MAE	7.30		08/01/12	1,875,000	2,049,799
U.S. Department of Housing and Urban Development	7.50		08/01/11	102,000	102,607
U.S. Department of Housing and Urban Development	4.79		08/01/11	514,000	522,031
U.S. Department of Housing and Urban Development	6.93		08/01/13	340,000	343,141
U.S. Department of Housing and Urban Development	7.72		08/01/13	360,000	362,589
U.S. Department of Housing and Urban Development	7.63		08/01/14	90,000	90,701
U.S. Department of Housing and Urban Development	7.91		08/01/17	197,000	198,165
U.S. Department of Housing and Urban Development	5.77		08/01/17	1,000,000	1,065,661
U.S. Department of Housing and Urban Development	7.93		08/01/18	420,000	422,531
U.S. Department of Housing and Urban Development	6.07		08/01/21	500,000	531,993
U.S. Department of Housing and Urban Development	6.12		08/01/22	1,000,000	1,062,145
United States Treasury Note	1.38		05/15/12	4,000,000	4,044,532
United States Treasury Note	1.50		07/15/12	1,000,000	1,013,672
United States Treasury Note	1.38		09/15/12	3,000,000	3,036,681
United States Treasury Note	1.13		12/15/12	1,000,000	1,007,891
United States Treasury Note	1.38		02/15/13	3,000,000	3,035,508
United States Treasury Note	1.38		05/15/13	1,000,000	1,010,940
United States Treasury Note	2.38		02/28/15	2,500,000	2,560,950
Total U.S. Government and Agency Obligations (Cost $55,441,500)					56,036,842

MONEY MARKET ACCOUNT (8.2% of portfolio)
State Street Institutional Liquid Reserves Fund	0.19	(f)		6,670,031	6,670,031
Total Money Market Account (Cost $6,670,031)					6,670,031

TOTAL INVESTMENTS IN SECURITIES (Cost $80,793,437) - 100%					$81,710,746

_________________________________________

(a)	Variable coupon rate as of March 31, 2011.
(b)
144A security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers.  Total of such securities at period-end amounts to $4,499,537 and represents 5.5% of total investment.

(c)	Zero coupon rate.
(d)	Interest is paid at maturity.
(e)	Interest is paid at put date.
(f)	7-day yield at March 31, 2011.

At March 31, 2011, the cost of investment securities for tax purposes was $80,793,437.  Net unrealized appreciation of investment securities was $917,309 consisting of unrealized gains of $1,184,883 and unrealized losses of $267,574.

The Fund adopted Financial Accounting Standards Board’s Accounting Standards Codification (“ASC”), Fair Value Measurements and Disclosures (“ASC 820”), (formerly known as FAS 157), effective January 1, 2008. In accordance with ASC 820, fair value is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. ASC 820 established a three-tier hierarchy, which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. The three-tier hierarchy of inputs is summarized below:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

Category	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$-	$56,036,842	$-	$56,036,842
Corporate Bonds	$-	$7,448,741	$-	$7,448,741
Mortgage Backed Securities	$-	$5,504,531	$-	$5,504,531
Municipal Bonds	$-	$4,020,436	$-	$4,020,436
Asset Backed Securities	$-	$2,030,165	$-	$2,030,165
Cash Equivalents	$6,670,031	$-	$-	$6,670,031
Total	$6,670,031	$75,040,715	$-	$81,710,746

For more information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Funds's most recent semi-annual financial statements.

SHORT-TERM BOND FUND
Portfolio of Investments
March 31, 2011
(Unaudited)
	Interest		Maturity	Face
	Rate		Date	Amount	Value
CORPORATE BONDS (27.9% of portfolio)
BASIC INDUSTRIES - 4.7%
Atlantic Richfield Co.	8.50%		04/01/12	$160,000	$170,007
Atlantic Richfield Co.	8.60		05/15/12	1,200,000	1,279,567
Chevron Corp.	3.45		03/03/12	250,000	256,845
Emerson Electric Co.	0.00	(a)	10/26/39	125,000	122,928
Emerson Electric Co.	0.00	(a)	03/27/40	1,100,000	1,066,329
General Electric Co.	5.00		02/01/13	1,625,000	1,731,286
Ingersoll-Rand Global Holding Co. LTD.	9.50		04/15/14	350,000	420,064
PACCAR Inc.	6.38		02/15/12	1,300,000	1,360,287
PACCAR Inc.	1.48	(a)	09/14/12	1,100,000	1,118,231
Pepsico Capital Resources Inc.	0.00	(c)	04/01/12	420,000	412,765
PPG Industries Inc.	5.75		03/15/13	470,000	506,842
SeaRiver Maritime, Inc.	0.00	(c)	09/01/12	7,225,000	6,993,056
Whirlpool Corp.	8.00		05/01/12	125,000	133,212
Total Basic Industries					15,571,419

CONSUMER STAPLES - 1.6%
Food Products
Archer-Daniels Midland Co.	0.47	(a)	08/13/12	5,000,000	5,006,795
H.J. Heinz Co. (b)	15.59		12/01/20	150,000	166,816
Total Consumer Staples					5,173,611

CONSUMER DISCRETIONARY - 0.1%
Multimedia
Walt Disney Co.	6.38		03/01/12	475,000	499,851
Total Consumer Discretionary					499,851

FINANCE - 15.1%
Banks
Allied Irish Banks NY	2.06	(a)	03/02/12	3,600,000	3,390,062
Allied Irish Banks NY	2.56	(a)	08/13/12	3,500,000	3,223,286
Allied Irish Banks NY	3.46	(a)	09/28/12	2,450,000	2,269,861
BA Covered Bond Issuer (b)	5.50		06/14/12	800,000	835,208
Bank of America Corp.	7.23		08/15/12	200,000	211,861
Citigroup Inc.	6.00		12/13/13	975,000	1,060,143
Comerica Bank	0.42		05/24/11	1,985,000	1,984,996
Intesa Sanpaolo NY	0.80	(a)	01/19/12	1,250,000	1,244,957
Key Bank N.A.	7.41	(a)	10/15/27	1,050,000	1,189,131
Landesbank Baden-Wueterttemberg NY	5.05		12/30/15	100,000	111,012
Societe Generale NY	1.31	(a)	02/22/13	1,250,000	1,248,846
Union Bank N.A.	5.95		05/11/16	525,000	556,293
US Bank N.A.	5.92		05/25/12	309,633	325,746
Consumer Loans
American Express Credit Corp.	7.30		08/20/13	525,000	587,036
American General Finance Corp.	4.88		07/15/12	375,000	368,437
General Electric Capital Corp.	6.00		09/12/11	295,000	300,895
General Electric Capital Corp.	5.25		02/21/12	480,000	497,609
General Electric Capital Corp.	8.13		05/15/12	750,000	798,442
General Electric Capital Corp.	0.61	(a)	03/20/13	1,650,000	1,640,446
General Electric Capital Corp.	0.38	(a)	12/20/13	700,000	687,319
General Electric Capital Corp.	0.46	(a)	09/15/14	2,350,000	2,310,978
HSBC Finance Corp.	6.75		05/15/11	225,000	226,540
HSBC Finance Corp.	0.52	(a)	08/09/11	1,575,000	1,575,450
HSBC Finance Corp.	5.00		12/15/11	250,000	254,318
John Deere Capital Corp.	2.00		04/15/11	1,150,000	1,150,200
Washington Mutual Finance Corp.	6.88		05/15/11	1,775,000	1,786,403
Diversified Financial Services
CIT Group Inc.	7.00		05/01/13	44,418	45,251

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
March 31, 2011
(Unaudited)
	Interest		Maturity	Face
	Rate		Date	Amount	Value
CORPORATE BONDS - continued
CIT Group Inc.	7.00%		05/01/14	$126,977	$129,358
CIT Group Inc.	7.00		05/01/15	126,977	128,088
CIT Group Inc.	7.00		05/01/16	211,629	211,894
CIT Group Inc.	7.00		05/01/17	296,280	296,650
Insurance
Aetna Inc.	5.75		06/15/11	600,000	606,331
American International Group, Inc.	5.38		10/18/11	1,975,000	1,997,219
American International Group, Inc.	0.41	(a)	10/18/11	1,650,000	1,642,723
American International Group, Inc.	4.25		05/15/13	3,425,000	3,538,494
American International Group, Inc.	3.65		01/15/14	275,000	279,713
Berkshire Hathaway Finance Corp.	1.50		01/10/14	625,000	623,348
Berkshire Hathaway Inc.	1.40		02/10/12	2,350,000	2,369,719
Genworth Global Funding	5.38		09/15/11	1,590,000	1,620,320
Hartford Life Global Funding	0.40	(a)	01/17/12	1,150,000	1,146,567
Health Care Service Corp. (b)	7.75		06/15/11	275,000	276,593
Loews Corp.	8.88		04/15/11	1,050,000	1,052,433
Principal Life Income Funding	2.90	(a)	03/01/12	500,000	509,605
Protective Life Secured Trust	4.00		04/01/11	450,000	450,000
Protective Life Secured Trust	3.56	(a)	07/10/12	750,000	756,045
Travelers Insurance Co. Instutional Funding Ltd.	0.79		06/15/11	300,000	299,802
Investment Banker/ Broker
Morgan Stanley	0.60	(a)	01/09/14	1,775,000	1,747,070
Total Finance					49,562,698

HEALTH CARE - 1.4%
Health Care Equipment & Supplies
Medtronic Inc.	1.50		04/15/11	2,150,000	2,150,000
Thermo Fisher Scientific Inc.	2.05		02/21/14	750,000	758,159
Pharmaceuticals
Allergan Inc.	7.47		04/17/12	350,000	364,513
Elly Lilly & Co.	3.55		03/06/12	225,000	231,527
Novartis Capital Corp.	1.90		04/24/13	475,000	483,031
Pfizer Inc.	4.45		03/15/12	675,000	699,991
Total Health Care					4,687,221

INFORMATION TECHNOLOGY - 1.2%
Communication Equipment
Dell Inc.	3.38		06/15/12	225,000	231,631
Dell Inc.	1.40		09/10/13	650,000	647,080
Dell Inc.	2.10		04/01/14	1,250,000	1,250,290
Hewlett Packard Co.	2.25		05/27/11	450,000	451,481
Hewlett Packard Co.	4.25		02/24/12	975,000	1,008,074
Internet Software & Services
Dun & Bradstreet Corp.	6.00		04/01/13	175,000	188,719
Total Information Technology					3,777,275

TRANSPORTATION - 1.2%
Airline
Southwest Airlines Inc.	8.70		07/01/11	37,506	38,062
Southwest Airlines Inc.	7.22		07/01/13	459,580	468,772
Road & Rail
Burlington Northern & Santa Fe Railway Co.	6.20		05/01/13	225,000	245,319
Burlington Northern & Santa Fe Railway Co.	4.58		01/15/21	979,674	1,037,664
Burlington Northern & Santa Fe Railway Co.	4.83		01/15/23	150,957	158,244
Consolidated Rail Corp.	6.76		05/25/15	89,259	96,708
CSX Transportation Inc.	8.38		10/15/14	230,333	267,060
GATX Corp.	9.00		11/15/13	219,858	252,836
GATX Corp.	8.75		05/15/14	125,000	144,310

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
March 31, 2011
(Unaudited)
	Interest		Maturity	Face
	Rate		Date	Amount	Value
CORPORATE BONDS - continued
Union Pacific Railroad Co.	7.28%		06/01/11	$100,000	$101,026
Union Pacific Railroad Co.	6.73		12/01/11	1,000,000	1,040,264
Union Pacific Railroad Co.	6.85		01/02/19	72,982	81,789
Total Transportation					3,932,054

UTILITIES - 2.6%
Electric & Gas
Aquila Inc.	11.88		07/01/12	250,000	278,871
Energy East Corp.	6.75		06/15/12	100,000	105,508
FPL Group Capital Inc.	0.71	(a)	11/09/12	2,475,000	2,483,177
Georgia Power Co.	0.63	(a)	03/15/13	1,650,000	1,652,376
Michigan Consolidated Gas Co.	7.06		05/01/12	325,000	342,156
Southern California Gas Co.	4.80		10/01/12	165,000	173,601
Telephone
AT&T Corp.	7.30		11/15/11	250,000	260,352
Nextel Communications, Inc.	7.38		08/01/15	1,350,000	1,355,062
Verizon Communications, Inc.	1.95		03/28/14	500,000	500,417
Verizon Pennsylvania Inc.	5.65		11/15/11	1,350,000	1,392,323
Total Utilities					8,543,843
Total Coroporate Bonds (Cost $90,183,374)					91,747,972

YANKEE BONDS (11.7% of portfolio)
Bank of Ireland (b)	2.75		03/02/12	3,030,000	2,878,579
BP Capital Markets PLC	2.38		12/14/11	1,450,000	1,465,416
BP Capital Markets PLC	3.13		03/10/12	3,550,000	3,628,022
Compagnie de Financement Foncier (b)	2.25		03/07/14	700,000	699,975
DEPFA ACS Bank (b)	5.50		06/28/11	175,000	176,052
DEPFA ACS Bank (b)	4.88		10/28/15	500,000	479,907
Hydro-Quebec	6.27		01/03/26	80,000	91,823
International Bank for Reconstruction and Development	0.00	(c)	04/15/11	250,000	249,938
International Bank for Reconstruction and Development	0.00	(c)	10/15/11	250,000	249,055
Irish Life & Permanent (b)	3.60		01/14/13	7,900,000	6,912,500
Japan Finance Corp.	2.00		06/24/11	1,125,000	1,128,558
Korea Development Bank	1.24	(a)	11/19/11	775,000	774,023
Korea Development Bank	8.00		01/23/14	500,000	570,666
Norsk Hydro ASA	9.00		04/15/12	600,000	644,246
OEBB Infrastruktur AG	4.75		10/28/13	1,250,000	1,350,004
OEBB Infrastruktur AG	4.63		11/21/13	1,275,000	1,366,605
Province of Ontario	3.38		05/20/11	1,125,000	1,129,294
Royal Bank of Scotland PLC	3.25		01/11/14	2,500,000	2,530,280
Royal Bank of Scotland PLC	3.40		08/23/13	1,225,000	1,253,048
Royal Philips Electronics NV	4.63		03/11/13	475,000	502,475
Sanofi-Aventis	0.51	(a)	03/28/13	750,000	749,711
Sanofi-Aventis	1.63		03/28/14	500,000	499,188
Santander US Debt SA Unipersonal (b)	0.70	(a)	10/21/11	975,000	969,190
Santander US Debt SA Unipersonal (b)	2.49		01/18/13	1,300,000	1,276,098
Santander US Debt SA Unipersonal (b)	2.99		10/07/13	1,300,000	1,291,805
Shell International Finance BV	5.63		06/27/11	1,100,000	1,113,465
Shell International Finance BV	1.88		03/25/13	700,000	712,552
Total Capital Canada Ltd.	1.63		01/28/14	1,250,000	1,274,387
Trans-Canada Pipelines Ltd.	8.63		05/15/12	2,195,000	2,379,823
Total Yankee Bonds (Cost $38,873,297)					38,346,685

ASSET BACKED SECURITIES (19.3% of portfolio)
Access Group Inc. 01	0.67	(a)	05/25/29	2,178,400	1,975,971
Access Group Inc. 05	0.53	(a)	07/25/22	1,258,392	1,151,060
Access Group Inc. 04-A	0.56	(a)	04/25/29	1,620,460	1,481,748
ACLC Franchise Loan Receivables Trust 97-A (b)	0.71	(a)	09/17/12	2,421	2,148

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
March 31, 2011
(Unaudited)
	Interest		Maturity	Face
	Rate		Date	Amount	Value
ASSET BACKED SECURITIES - continued
ACLC Franchise Loan Receivables Trust 97-B (b)	6.73%		04/15/14	$111,852	$104,818
AEP Texas Central Transition Funding 06-A	4.98		07/01/15	237,256	248,473
Americredit Automobile Receivables Trust 06-AF	5.64		09/06/13	101,997	102,068
Americredit Automobile Receivables Trust 06-BG	5.21		09/06/13	471,426	474,868
Americredit Automobile Receivables Trust 06-RM	5.53		01/06/14	2,074,899	2,090,546
Americredit Automobile Receivables Trust 07-AX	0.30	(a)	10/06/13	794,719	791,391
Americredit Automobile Receivables Trust 07-CM	5.55		04/07/14	116,400	120,055
Americredit Automobile Receivables Trust 07-CM	0.34	(a)	04/07/14	873,001	870,713
Americredit Automobile Receivables Trust 07-DF	5.56		06/06/14	320,817	334,278
Americredit Automobile Receivables Trust 08-AF	6.96		10/14/14	400,000	424,608
Americredit Automobile Receivables Trust 10-B	1.18		02/06/14	959,787	961,851
Bush Truck Leasing LLC II-A (b)	5.00		09/25/18	975,000	971,607
CIT Equipment Collateral 08-VT1	6.59		12/22/14	501,160	509,730
CIT Marine Trust 99-A	6.25		11/15/19	299,555	288,343
Community Reinvestment Revenue Notes 19 (b)	4.68		08/01/35	720,000	633,686
CPS Auto Trust 07-C (b)	5.92		05/15/14	1,354,486	1,400,453
CPS Auto Trust 08-A (b)	6.48		07/15/13	273,618	282,589
CPS Auto Trust 10-A (b)	2.89		03/15/16	237,244	238,650
Credit Acceptance Auto Loan Trust 09-1 (b)	3.96		11/15/16	1,150,000	1,153,912
E-Trade RV & Marine Trust 04-1	3.62		10/08/18	10,063	10,065
First Financial Credit Card Master Note Trust II 10-B (b)	3.00		07/17/17	3,050,000	3,077,207
First Financial Credit Card Master Note Trust II 10-C (b)	5.19		09/17/18	450,000	444,906
First Financial Credit Card Master Note Trust II 10-D (b)	3.72		06/17/19	1,725,000	1,732,996
First National Master Note Trust 09-3	1.61	(a)	07/15/15	1,450,000	1,459,460
Ford Credit Auto Owner Trust 07-A	5.47		06/15/12	310,892	315,089
GS Auto Loan Trust 07-1	5.48		12/15/14	1,381,145	1,401,296
KeyCorp Student Loan Trust 99-B	0.74	(a)	08/25/27	107,093	105,347
KeyCorp Student Loan Trust 00-A	0.63	(a)	05/25/29	2,391,408	2,157,490
KeyCorp Student Loan Trust 00-B	0.61	(a)	07/25/29	2,011,316	1,580,285
KeyCorp Student Loan Trust 01-A	0.58	(a)	06/27/31	1,131,192	798,568
KeyCorp Student Loan Trust 04-A	0.60	(a)	10/28/41	764,892	681,652
KeyCorp Student Loan Trust 04-A	0.73	(a)	01/27/43	982,376	821,033
KeyCorp Student Loan Trust 05-A	0.44	(a)	03/27/24	171,422	165,875
KeyCorp Student Loan Trust 05-A	0.71	(a)	09/27/40	871,000	706,819
KeyCorp Student Loan Trust 06-A	0.39	(a)	06/27/25	471,644	453,762
LAI Vehicle Lease Securitization Trust 10-A (b)	2.55		09/15/16	1,389,885	1,388,203
Long Beach Auto Receivables Trust 06-B	5.18		09/15/13	263,828	264,193
Long Beach Auto Receivables Trust 07-A	5.03		01/15/14	128,000	129,452
Marriott Vacation Club Owners Trust 06-1A (b)	5.74		04/20/28	128,819	134,995
Marriott Vacation Club Owners Trust 08-1A (b)	7.20		05/20/30	360,428	389,660
Merrill Auto Trust Securitization 07-01	0.32	(a)	12/15/13	286,637	286,462
National Collegiate Student Loan Trust 04-1	0.57	(a)	06/25/27	5,265,461	4,216,192
National Collegiate Student Loan Trust 05-1	0.39	(a)	10/26/26	1,058,679	998,064
National Collegiate Student Loan Trust 05-3	0.49	(a)	07/25/28	700,000	605,273
National Collegiate Student Loan Trust 06-1	0.44	(a)	05/25/26	825,000	717,063
National Collegiate Student Loan Trust 07-1	0.29	(a)	06/25/25	1,522,666	1,506,731
Prestige Auto Receivables Trust 09-1A (b)	5.67		04/15/17	341,647	346,252
Santander Drive Auto Receivables Trust 07-2	1.06	(a)	08/15/14	390,858	390,935
Santander Drive Auto Receivables Trust 07-3	5.52		10/15/14	911,425	913,704
SLC Student Loan Trust 06-A	0.60	(a)	07/15/36	1,450,000	1,179,248
SLC Student Loan Trust 06-A	0.75	(a)	07/15/36	2,375,000	1,563,785
SLM Student Loan Trust 03-B	0.71	(a)	03/15/22	4,370,438	4,165,833
SLM Student Loan Trust 04-A	0.51	(a)	03/16/20	1,800,868	1,743,657
SLM Student Loan Trust 05-A	0.45	(a)	12/15/20	256,526	249,197
SLM Student Loan Trust 06-A	0.39	(a)	12/15/20	43,774	43,679
SLM Student Loan Trust 06-B	0.36	(a)	06/15/21	228,563	228,076
SLM Student Loan Trust 06-C	0.44	(a)	06/15/21	1,300,000	1,243,719
SLM Student Loan Trust 07-A	0.43	(a)	09/15/25	3,250,000	3,019,980

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
March 31, 2011
(Unaudited)
	Interest		Maturity	Face
	Rate		Date	Amount	Value
ASSET BACKED SECURITIES - continued
Small Business Administration 02-20K	5.08%		11/01/22	$146,775	$156,105
Small Business Administration 03-10B	3.39		03/01/13	34,341	34,872
Small Business Administration 03-P10B	5.14		08/10/13	43,245	45,663
Small Business Administration 05-10E	4.54		09/01/15	91,019	94,979
Tidewater Auto Receivable Trust 10-A (b)	5.92		05/15/17	249,002	251,661
Triad Automobile Receivables Trust 06-C	5.31		05/13/13	227,623	228,797
Triad Automobile Receivables Trust 07-A	0.32	(a)	02/12/14	1,405,571	1,398,088
World Financial Network Credit Card Master Trust 09-A	4.60		09/15/15	2,950,000	3,010,048
Total Asset Backed Securities (Cost $61,311,710)					63,469,982

MORTGAGE BACKED SECURITIES (12.1% of portfolio)
ABN Amro Mortgage Corp. 03-9	4.52		08/25/18	559,620	531,189
Accredited Mortgage Loan Trust 03-1	4.33	(a)	06/25/33	214,217	181,683
ACE Securities Corp. 06-ASL1	0.39	(a)	02/25/36	677,989	146,631
ACE Securities Corp. 06-GP1	0.38	(a)	02/25/31	270,084	216,686
ACE Securities Corp. 06-SL1	0.57	(a)	09/25/35	217,953	44,234
Adjustable Rate Mortgage Trust 05-10	2.96	(a)	01/25/36	153,564	106,597
American Business Financial Services 02-1	7.01		12/15/32	72,406	45,612
American Home Mortgage Investment Trust 05-01	2.46	(a)	06/25/45	331,389	307,509
American Home Mortgage Investment Trust 05-03	4.97		09/25/35	52,701	50,927
Amresco Residential Securities 98-1	7.57		10/25/27	95,039	99,069
Banc of America Alternative Loan Trust Inc. 07-2	5.75		06/25/37	244,058	186,092
Banc of America Funding Corp. 04-A	4.95	(a)	09/20/34	81,247	82,527
Banc of America Funding Corp. 05-G	5.20	(a)	10/20/35	1,060,161	1,011,322
Banc of America Funding Corp. 07-5	6.50		07/25/37	156,941	155,231
Banc of America Mortgage Securites Inc. 02-J	3.25	(a)	09/25/32	6,212	6,162
Banc of America Mortgage Securities Inc. 05-1	5.00		02/25/20	76,965	78,335
Banc of America Mortgage Securities Inc. 05-C	2.86	(a)	04/25/35	83,489	72,348
Bayview Financial Asset Trust 07-SR1A (b)	0.70	(a)	03/25/37	318,601	149,542
Bear Stearns Adjustable Rate Mortgage Trust 04-10	2.93	(a)	01/25/35	528,353	475,794
Bear Stearns Adjustable Rate Mortgage Trust 05-12	5.37	(a)	02/25/36	106,358	95,768
Bear Stearns ALT-A Trust 04-11	3.15	(a)	11/25/34	26,661	20,449
Bear Stearns ALT-A Trust 05-4	2.62	(a)	05/25/35	161,231	134,855
Bear Stearns ALT-A Trust 05-9	5.40	(a)	11/25/35	108,275	76,246
Bear Stearns ALT-A Trust 06-6	4.99	(a)	11/25/36	256,196	161,276
Bear Stearns Asset Backed Securities Trust 03-3	0.84	(a)	06/25/43	90,182	81,733
Bear Stearns Asset Backed Securities Trust 04-HE5	1.50	(a)	07/25/34	390,000	277,547
Bear Strearns Structured Products Inc., 00-1	3.74	(a)	08/28/33	120,643	113,445
CDC Mortgage Capital Trust 02-HE1	0.87	(a)	01/25/33	503,759	382,285
Chase Mortgage Finance Corp. 03-S2	5.00		03/25/18	29,123	29,942
Chase Mortgage Finance Corp. 05-A1	5.40	(a)	12/25/35	48,410	46,969
Chaseflex Trust 05-2	6.00		06/25/35	171,763	157,469
CITICORP Mortgage Securities, Inc. 88-11	2.04	(a)	08/25/18	27,924	27,937
CITICORP Mortgage Securities, Inc. 88-17	2.05	(a)	11/25/18	42,077	42,130
CITICORP Mortgage Securities, Inc. 07-1	5.50		01/25/22	241,828	240,932
CITICORP Mortgage Securities, Inc. 07-1	5.89	(d)	03/25/37	350,000	336,784
Citigroup Mortgage Loan Trust, Inc. 05-7	2.48	(a)	09/25/35	417,406	245,281
Cityscape Home Equity Loan Trust 96-2	8.10		08/25/26	171,345	174,535
CMO Trust 17	7.25		04/20/18	853	916
Conseco Finance Securitizations Corp. 01-2	6.60		02/01/33	244,431	238,954
Contimortgage Home Equity Loan Trust 95-2	8.10		08/15/25	39,571	39,167
Countrywide Alternative Loan Trust 04-24CB	6.00		11/25/34	100,487	100,421
Countrywide Alternative Loan Trust 05-11CB	5.50		06/25/35	222,911	208,416
Countrywide Alternative Loan Trust 05-43	5.54	(a)	10/25/35	64,435	51,488
Countrywide Asset Backed Certificate 02-S2	5.98		01/25/17	315,356	298,490
Countrywide Asset Backed Certificate 02-S4	5.22	(a)	10/25/17	482,533	453,385
Countrywide Asset Backed Certificate 04-S1	4.62		02/25/35	123,959	116,626
Countrywide Asset Backed Certificate 06-S7	5.71	(a)	11/25/35	185,380	128,841

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
March 31, 2011
(Unaudited)
	Interest		Maturity	Face
	Rate		Date	Amount	Value
MORTGAGE BACKED - continued
Countrywide Asset Backed Certificate 07-S1	5.69%		11/25/36	$232,221	$185,393
Countrywide Asset Backed Certificate 07-S3	0.39	(a)	05/25/37	146,227	140,559
Countrywide Home Loans 03-49	4.58	(a)	12/19/33	118,786	117,372
Countrywide Home Loans 03-J13	5.25		01/25/24	281,805	277,994
Countrywide Home Loans 05-HYB8	5.16	(a)	12/20/35	229,079	188,650
Countrywide Home Loans 06-HYB5	5.36	(a)	09/20/36	117,174	71,585
Credit Suisse First Boston Mortgage 03-21	4.75		08/25/18	150,218	154,075
Credit Suisse First Boston Mortgage 03-AR24	2.73	(a)	10/25/33	409,355	366,591
Credit Suisse First Boston Mortgage 03-FFA	6.10	(a)	02/25/33	266,333	247,330
Credit Suisse First Boston Mortgage 04-4	5.50		06/25/15	47,305	47,184
Credit Suisse First Boston Mortgage 04-AR3	2.72	(a)	04/25/34	117,428	114,078
Credit Suisse First Boston Mortgage 05-10	5.25		11/25/20	323,581	308,631
Credit Suisse First Boston Mortgage 06-1	0.38	(a)	05/25/36	410,358	387,518
Credit Suisse First Boston Mortgage 06-2	5.41	(a)	07/25/36	1,120,000	178,452
DLJ Mortgage Acceptance Corp. 91-3	2.13	(a)	02/20/21	29,834	28,907
Encore Credit Receivables Trust 05-3	0.74	(a)	10/25/35	675,000	506,036
FHLMC 2419	5.50		03/15/17	5,502	6,051
FHLMC 2586	3.50		12/15/32	85,234	86,050
FHLMC 2649	4.50		07/15/18	447,759	473,632
FHLMC 3061	5.50		07/15/16	372,184	398,500
FHLMC 780754	4.64	(a)	08/01/33	22,219	23,119
FHLMC R009	5.75		12/15/18	137,993	143,914
FHLMC R010	5.50		12/15/19	419,524	439,710
FHLMC R013	6.00		12/15/21	102,250	106,233
First Alliance Mortgage Loan Trust 94-1	5.85		04/25/25	21,501	17,801
First Alliance Mortgage Loan Trust 94-2	7.63		07/25/25	23,091	20,883
First Alliance Mortgage Loan Trust 94-3	7.83		10/25/25	552	527
First Horizon Mortgage Alternative Mortgage Securities 04-AA3	2.33	(a)	09/25/34	44,602	41,735
First Horizon Mortgage Pass-Through Trust 05-AR2	2.74	(a)	05/25/35	227,926	205,971
FNMA 03-05	4.25		08/25/22	64,768	66,997
FNMA 03-38	5.00		03/25/23	92,294	97,783
FNMA 03-81	4.75		09/25/18	115,193	118,307
FNMA 03-86	4.50		09/25/18	318,117	328,691
FNMA 04-34	5.50		05/25/19	430,416	444,073
FNMA 813842	1.97	(a)	01/01/35	32,161	33,114
GMAC Mortgage Corp. Loan Trust 05-AR3	3.21	(a)	06/19/35	109,372	106,576
GMAC Mortgage Corp. Loan Trust 06-HE3	0.26		10/25/36	103,180	65,861
GMAC Mortgage Corp. Loan Trust 07-HE1	5.95		08/25/37	1,100,000	648,845
GNMA 02-15	5.50		11/20/31	45,499	48,138
GNMA 02-88	5.00		05/16/31	20,977	21,502
GNMA 03-11	4.00		10/17/29	238,963	247,124
GNMA 03-12	4.50		02/20/32	53,867	56,441
GNMA 03-26	0.70	(a)	04/16/33	33,934	33,933
GNMA 04-17	4.50		12/20/33	62,212	66,236
GNMA 583189	4.50		02/20/17	29,085	30,906
Green Tree Financial Corp. 98-5	6.22		03/01/30	200,841	211,617
GS Mortgage Loan Trust 03-10	4.70	(a)	10/25/33	272,857	269,533
GS Mortgage Loan Trust 03-3F	5.00		04/25/33	23,128	23,477
GS Mortgage Loan Trust 05-8F	5.50		10/25/20	143,138	139,631
GS Mortgage Loan Trust 05-AR3	2.78	(a)	05/25/35	143,284	119,552
GS Mortgage Loan Trust 05-AR6	2.75	(a)	09/25/35	105,414	96,490
Home Equity Mortgage Loan Asset-Backed Trust 06-A	5.77		05/25/36	6,598	6,419
Home Equity Mortgage Trust 06-1	5.30	(a)	05/25/36	1,430,000	538,898
Home Savings of America 9	3.97	(a)	11/25/17	148,707	153,167
Household Home Equity Loan Trust 06-2	0.40	(a)	03/20/36	1,445,746	1,360,038
Household Home Equity Loan Trust 07-3	1.05	(a)	11/20/36	181,717	181,570
IMPAC Secured Assets Corp. 03-3	4.20		08/25/32	323,372	328,741
Indymac Indx Mortgage Loan Trust 04-AR6	3.02	(a)	10/25/34	18,785	16,871

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
March 31, 2011
(Unaudited)
	Interest		Maturity	Face
	Rate		Date	Amount	Value
MORTGAGE BACKED - continued
Indymac Indx Mortgage Loan Trust 05-AR15	4.99%	(a)	09/25/35	$65,187	$58,420
Indymac Indx Mortgage Loan Trust 05-L1	0.45	(a)	07/25/13	312,135	89,146
JP Morgan Mortgage Trust 04-A3	4.90	(a)	07/25/34	173,834	172,877
JP Morgan Mortgage Trust 05-A2	5.12	(a)	04/25/35	649,185	640,337
JP Morgan Residential Mortgage Acceptance Corp. 06-R1 (b)	2.92	(a)	09/28/44	489,101	459,487
Lehman ABS Manufactured Housing Contract 01-B	4.35		05/15/14	146,700	148,211
Long Beach Mortgage Loan Trust 05-3	0.53	(a)	08/25/45	137,870	133,738
Master Adjustable Rate Mortgages Trust 04-13	2.80	(a)	04/21/34	65,373	63,692
Master Adjustable Rate Mortgages Trust 05-1	5.26	(a)	01/25/35	51,069	46,243
Master Alternative Loans Trust 03-5	6.00		08/25/33	96,846	100,631
Master Asset Backed Securities Trust 07-NCW (b)	0.55	(a)	05/25/37	827,914	744,990
Master Asset Securitization Trust 03-6	5.00		07/25/18	41,506	42,462
Master Asset Securitization Trust 07-1	6.00		10/25/22	146,402	144,023
Merrill Lynch Mortgage Investors Trust 03-A2	4.75	(a)	02/25/33	57,864	56,695
Merrill Lynch Mortgage Investors Trust 06-SL1	0.43	(a)	09/25/36	630,512	296,863
Morgan Stanley Capital Inc. 04-1	5.00		11/25/18	332,163	340,546
Morgan Stanley Mortgage Loan Trust 05-5AR	5.40	(a)	09/25/35	63,583	49,625
Morgan Stanley Mortgage Loan Trust 06-1AR	2.83	(a)	02/25/36	183,521	111,523
Morgan Stanley Mortgage Loan Trust 07-10XS	6.00		07/25/47	611,578	267,979
MSDWCC HELOC Trust 03-2A	0.51	(a)	04/25/16	474,688	439,863
New Century Home Equity Loan Trust 97-NC5	7.20		10/25/28	249	253
Nomura Asset Acceptance Corporation 06-AF2	0.35	(a)	08/25/36	207,487	68,107
Nomura Asset Acceptance Corporation 07-1	5.96		03/25/47	343,913	290,114
Novastar Home Equity Loan 06-3	0.36	(a)	10/25/36	45,357	44,649
Oakwood Mortgage Investors, Inc. 99-D	7.84		11/15/29	394,176	382,233
Oakwood Mortgage Investors, Inc. 02-A	0.51	(a)	09/15/14	223,791	179,052
Option One Mortgage Loan Trust 07-6	0.31	(a)	07/25/37	1,848,066	1,775,827
Option One Mortgage Loan Trust 07-FXD1	5.60		01/25/37	1,335,000	1,151,415
Option One Mortgage Loan Trust 07-FXD2	5.90		03/25/37	83,392	79,675
Ownit Mortgage Loan Asset Backed Certificate 05-5	0.54	(a)	10/25/36	499,395	448,962
Prime Mortgage Trust 05-2	5.00		07/25/20	174,137	178,908
Residential Accredit Loans, Inc. 02-QS9	0.85	(a)	07/25/32	7,099	4,913
Residential Accredit Loans, Inc. 05-QS5	5.70		04/25/35	73,342	64,127
Residential Accredit Loans, Inc. 06-QS4	6.00		04/25/36	532,444	370,221
Residential Asset Mortgage Products Inc. 02-RS5	4.75		09/25/32	302,375	257,141
Residential Asset Mortgage Products Inc. 03-RZ3	4.12		06/25/33	158,067	101,641
Residential Asset Securitization Trust 04-A3	5.25		06/25/34	132,335	127,752
Residential Asset Securitization Trust 05-A14	5.50		12/25/35	301,625	263,145
Residential Funding Mortgage Securities 00-HI5	7.98	(a)	12/25/25	816,250	753,526
Residential Funding Mortgage Securities 03-HS2	3.88		07/25/33	99,960	88,065
Residential Funding Mortgage Securities I 03-S15	4.50		08/25/18	108,928	111,367
Residential Funding Mortgage Securities I 05-SA2	3.03	(a)	06/25/35	50,278	38,189
Residential Funding Mortgage Securities I 06-SA1	5.60	(a)	02/25/36	61,078	41,409
Ryland Acceptance Corp. 64 E	3.50	(a)	04/01/18	47,535	47,851
SACO I Trust 05-6	0.83	(a)	09/25/35	644,247	287,224
Salomon Brothers Mortgage Securities 97-LB6	6.82		12/25/27	31	31
Structured Adjustable Rate Mortgage Loan Trust 04-3AC	2.71	(a)	03/25/34	29,406	29,848
Structured Adjustable Rate Mortgage Loan Trust 04-4	5.48	(a)	04/25/34	2,256,424	2,219,782
Structured Adjustable Rate Mortgage Loan Trust 04-8	4.62	(a)	07/25/34	254,675	253,966
Structured Adjustable Rate Mortgage Loan Trust 04-8	4.62	(a)	07/25/34	163,719	163,237
Structured Adjustable Rate Mortgage Loan Trust 04-11	2.65	(a)	08/25/34	53,552	49,870
Structured Adjustable Rate Mortgage Loan Trust 04-18	2.71	(a)	12/25/34	111,842	35,615
Structured Adjustable Rate Mortgage Loan Trust 05-11	2.59	(a)	05/25/35	498,088	408,606
Structured Adjustable Rate Mortgage Loan Trust 06-1	5.52	(a)	02/25/36	56,369	39,165
Structured Adjustable Rate Mortgage Loan Trust 06-1	5.62	(a)	02/25/36	193,713	189,073
Structured Adjustable Rate Mortgage Loan Trust 06-4	5.52	(a)	05/25/36	159,676	124,616
Structured Adjustable Rate Mortgage Loan Trust 06-4	5.62	(a)	05/25/36	164,327	139,340
Structured Asset Mortgage Investments 04-AR5	2.27	(a)	10/19/34	38,991	32,031

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
March 31, 2011
(Unaudited)
	Interest		Maturity	Face
	Rate		Date	Amount	Value
MORTGAGE BACKED SECURITIES - continued
Structured Asset Securities Corp. 98-RF1 (b)	8.18%	(a)	04/15/27	$53,452	$53,444
Structured Asset Securities Corp. 03-8	5.00		04/25/33	92,195	94,815
Structured Asset Securities Corp. 03-21	5.50		07/25/33	45,999	45,983
Structured Asset Securities Corp. 03-37A	2.55	(a)	12/25/33	312,486	275,765
Structured Asset Securities Corp. 04-3	5.50	(a)	03/25/24	312,520	321,757
Terwin Mortgage Trust 04-5HE	0.84	(a)	06/25/35	911,834	809,837
Vanderbilt Mortgage & Finance 03-A	0.91	(a)	05/07/26	422,384	391,979
Wachovia Mortgage Loan Trust 06-A	4.98	(a)	05/20/36	272,921	250,433
Washington Mutual Mortgage Securities Corp. 04-AR3	2.65	(a)	06/25/34	103,915	103,965
Washington Mutual Mortgage Securities Corp. 04-AR14	2.58	(a)	01/25/35	170,648	169,138
Washington Mutual Mortgage Securities Corp. 05-AR7	2.79	(a)	08/25/35	57,577	56,999
Washington Mutual Mortgage Securities Corp. 05-AR12	2.72	(a)	10/25/35	21,949	20,805
Washington Mutual Mortgage Securities Corp. 05-AR15	0.50	(a)	11/25/45	24,323	23,855
Washington Mutual MSC Mortgage Pass-Through
Certificates 03-MS2	5.00		03/25/18	134,012	136,721
Wells Fargo Mortgage Backed Securities Trust 03-6	5.00		06/25/18	29,046	30,040
Wells Fargo Mortgage Backed Securities Trust 04-B	4.92	(a)	02/25/34	53,822	55,708
Wells Fargo Mortgage Backed Securities Trust 04-BB	2.75	(a)	01/25/35	33,324	33,329
Wells Fargo Mortgage Backed Securities Trust 04-E	4.87	(a)	05/25/34	84,682	87,806
Wells Fargo Mortgage Backed Securities Trust 04-EE	2.95	(a)	12/25/34	39,912	39,755
Wells Fargo Mortgage Backed Securities Trust 04-F	4.72	(a)	06/25/34	562,118	568,253
Wells Fargo Mortgage Backed Securities Trust 04-I	2.88	(a)	07/25/34	7,844	7,677
Wells Fargo Mortgage Backed Securities Trust 04-K	4.47	(a)	07/25/34	197,836	203,833
Wells Fargo Mortgage Backed Securities Trust 04-K	4.71	(a)	07/25/34	108,722	113,045
Wells Fargo Mortgage Backed Securities Trust 04-K	4.71	(a)	07/25/34	361,176	373,024
Wells Fargo Mortgage Backed Securities Trust 04-R	2.87	(a)	09/25/34	104,197	100,994
Wells Fargo Mortgage Backed Securities Trust 05-AR13	5.25	(a)	05/25/35	180,065	177,028
Wells Fargo Mortgage Backed Securities Trust 05-AR14	5.37	(a)	08/25/35	61,961	60,510
Wells Fargo Mortgage Backed Securities Trust 05-AR15	5.04	(a)	09/25/35	433,163	418,914
Wells Fargo Mortgage Backed Securities Trust 05-AR16	5.21	(a)	10/25/35	105,025	104,048
Wells Fargo Mortgage Backed Securities Trust 06-AR4	5.63	(a)	04/25/36	84,989	80,561
Wells Fargo Mortgage Backed Securities Trust 06-16	5.00		11/25/36	16,261	16,282
Wells Fargo Mortgage Backed Securities Trust 06-AR19	5.48	(a)	12/25/36	52,523	49,341
Total Mortgage Backed Securities (Cost $44,310,947)					39,898,730

MUNICIPAL BONDS (18.3% of portfolio)
Amsterdam New York	1.50		08/10/11	805,000	807,093
Burlington Kansas Environmental Improvement	5.13	(a)	09/01/35	1,175,000	1,175,000
California, State of	3.00		06/28/11	1,975,000	1,986,415
Carteret NJ Redevelopment Agency	2.00		11/21/12	550,000	547,981
Casino Reinvestment Development Authority NJ	5.14		06/01/15	1,540,000	1,531,730
Cuyahoga County Ohio Economic Development	3.22		12/01/14	1,725,000	1,700,936
Detroit Michigan	4.97		05/01/13	300,000	299,406
Detroit Michigan City School District	5.00		05/01/13	135,000	139,722
Downtown Smyrna Development Authoriy GA	3.21		02/01/15	100,000	97,777
Fiscal Year 2005 Securitization Corp. New York	3.51		10/01/12	285,000	287,055
Florida State Municipal Power Agency	4.87		10/01/11	1,975,000	2,002,374
Genesee County Michigan	1.74	(a)	09/01/12	1,110,000	1,110,000
Greater Orlando Florida Aviation Authority	5.00		10/01/12	275,000	290,796
Illinois Municipal Electric Agency	2.47		02/01/13	585,000	580,689
Illinois Municipal Electric Agency	3.20		02/01/14	890,000	877,513
Illinois, State of	2.28		07/01/11	975,000	976,648
Illinois, State of	2.77		01/01/12	3,100,000	3,116,833
Illinois, State of	3.32		01/01/13	550,000	549,808
Illinois, State of	4.01		07/01/13	975,000	984,740
Illinois, State of	4.03		03/01/14	825,000	822,871
Illinois, State of	4.51		03/01/15	1,645,000	1,640,345
Indiana Bond Bank, Indiana	1.52		02/01/12	355,000	355,891

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
March 31, 2011
(Unaudited)
	Interest		Maturity	Face
	Rate		Date	Amount	Value
MUNICIPAL BONDS - continued
Industry California Sales Tax Revenue	3.00%		01/01/12	$500,000	$505,075
Industry California Sales Tax Revenue	3.75		01/01/13	675,000	690,991
Irvine Ranch Water District California Joint Powers Agency	2.61		03/15/14	500,000	509,035
Irvine Ranch Water District California Joint Powers Agency	7.71		03/15/14	1,000,000	1,037,200
Kentucky Asset/Liability Commission	1.50		04/01/12	375,000	375,131
Kentucky Asset/Liability Commission	1.69		04/01/12	250,000	250,118
Kentucky Asset/Liability Commission	2.94		04/01/14	955,000	956,327
Louisa Virginia Industrial Development Authority	2.50	(a)	09/01/30	2,635,000	2,635,000
Louisiana State Agricultural Finance Authority	2.14		09/15/11	1,625,000	1,630,086
Louisiana State Gas & Fuels Tax	3.00	(a)	05/01/43	450,000	455,639
Luzerne County Pensylvania	5.20		11/15/13	455,000	462,503
Maryland State Transportation Authority	5.89		07/01/12	325,000	340,340
Mashantucket Western Pequot Tribe Connecticut (b)	6.57		09/01/13	555,000	546,087
Medical University South Carolina Hospital Authority	4.47		08/15/11	370,000	371,547
Metropolitan Nashville, Tennessee Airport Authority	3.17		07/01/13	125,000	126,401
Michigan Finance Authority	6.45		02/20/12	300,000	301,179
Michigan Strategic Fund	3.05	(a)	08/01/24	250,000	253,280
Mississippi Business Finance Corp.	2.25	(a)	12/01/40	125,000	125,063
Monroe County Michigan Economic Development Corp.	2.35	(a)	10/01/24	1,000,000	999,140
New Jersey Economic Development Authority	3.61		09/01/14	650,000	654,797
New Orleans Louisiana Aviation Board	4.50		01/01/12	935,000	947,127
New York State Energy Research & Development Authority	1.45	(a)	06/01/36	2,500,000	2,505,700
New York State Housing Finance Agency	2.58		03/15/12	225,000	227,781
Northern Kentucky Water District	2.50		11/01/11	1,150,000	1,150,748
Oakland California Redevelopment Agency	6.50		09/01/13	225,000	232,290
Oakland California Redevelopment Agency	5.34		09/01/13	1,075,000	1,114,023
Oakland California Redevelopment Agency	7.25		09/01/15	400,000	417,264
Orange County California Pension Obligation	0.00	(c)	09/01/12	1,650,000	1,561,527
Pacifica California Pension Obligation	2.12		06/01/12	260,000	260,525
Philadelphia Pennsylvania Airport System	5.00		06/15/11	275,000	277,296
Philadelphia Pennsylvania Authority for Industrial Development	0.00	(c)	04/15/14	785,000	681,388
Philadelphia Pennsylvania Authority for Industrial Development	0.00	(c)	04/15/15	4,075,000	3,352,992
Regional Transportation Authority, Illinois	2.84		07/01/12	975,000	986,671
Richmond California Joint Powers Financing Authority	6.30		07/01/13	800,000	813,224
San Antonio Texas Airport System	3.20		07/01/14	550,000	546,084
Township of Lyndhurst, New Jersey	2.75		02/17/12	1,250,000	1,261,400
Virginia Housing Development Authority, Virginia	6.73		07/01/16	100,000	101,361
Wayne County Michigan	6.50		06/01/11	1,500,000	1,504,905
Wayne County Michigan	3.26	(a)	09/15/12	1,575,000	1,575,236
Wayne County Michigan	4.26	(a)	09/15/12	1,150,000	1,150,138
Wayne County Michigan	4.76	(a)	09/15/12	1,150,000	1,150,138
Wayne County Michigan Building Authority	6.22		12/01/14	665,000	660,658
Wayne County Michigan Building Authority	6.82		12/01/15	730,000	726,314
Wayne County Michigan Building Authority	7.33		12/01/16	740,000	734,983
Wilmington North Carolina	1.53		06/01/11	150,000	150,069
Wyandanch New York Union Free School District	2.25		06/30/11	1,075,000	1,077,548
Total Munipal Bonds (Cost $59,827,899)					60,273,952

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (8.1% of portfolio)
Fannie Mae	1.00		11/26/13	1,750,000	1,726,928
Fannie Mae	0.95	(a)	04/30/15	1,200,000	1,209,182
Farmer Mac	1.00		11/01/13	1,950,000	1,919,020
Farmer Mac	1.25		12/06/13	1,250,000	1,245,926
Federal Farm Credit Bank	1.70		02/24/14	2,500,000	2,507,088
Federal Home Loan Bank	1.50	(a)	11/10/20	2,475,000	2,472,406
Federal Home Loan Bank	2.13	(a)	12/30/20	1,775,000	1,741,275
Government Trust Certificate (Sri Lanka Trust)	0.66	(a)	06/15/12	75,000	75,003
Overseas Private Investment Corp.	1.45	(e)	09/20/13	1,275,000	1,543,388

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
March 31, 2011
(Unaudited)
	Interest		Maturity	Face
	Rate		Date	Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - continued
Overseas Private Investment Corp.	1.90%	(f)	12/31/13	$305,575	$316,173
Overseas Private Investment Corp.	4.10		11/15/14	367,840	381,454
Overseas Private Investment Corp.	3.56	(e)	12/14/14	200,000	216,668
Overseas Private Investment Corp.	3.50	(f)	05/02/16	1,000,000	1,072,440
Overseas Private Investment Corp.	4.81	(f)	07/12/16	5,000,000	6,045,550
Overseas Private Investment Corp.	3.56	(e)	04/23/17	1,000,000	1,025,970
Overseas Private Investment Corp.	2.00	(f)	06/10/18	1,200,000	1,252,632
Tennessee Valley Authority	0.00	(d)	04/15/42	775,000	805,369
The Financing Corp.	0.00	(c)	05/11/13	210,000	204,102
U.S. Department of Housing & Urban Development	7.50		08/01/11	74,000	74,440
U.S. Department of Housing & Urban Development	6.07		08/01/21	115,000	122,358
U.S. Department of Housing & Urban Development	6.12		08/01/22	675,000	716,948
Total U.S. Government and Agency Obligations (Cost $26,646,012)					26,674,320

MONEY MARKET ACCOUNT (2.6% of portfolio)
State Street Institutional Liquid Reserves Fund	0.19	(g)		8,721,908	8,721,908
Total Money Market Account (Cost $8,721,908)					8,721,908

TOTAL INVESTMENTS IN SECURITIES (Cost $329,875,147) - 100%					$329,133,549

_________________________________________

(a)	Variable coupon rate as of March 31, 2011.
(b)
144A security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers.  Total of such securities at period-end amounts to $30,470,016 and represents 9.3% total investments.

(c)	Zero coupon security, purchased at a discount.
(d)	Step coupon security, the current rate may be adjusted updwards before maturity date.
(e)	Interest is paid at maturity.
(f)	Interest is paid at put date.
(g)	7-day yield at March 31, 2011.

At March 31, 2011, the cost of investment securities for tax purposes was $329,875,147.  Net unrealized depreciation of investment securities was $741,598 consisting of unrealized gains of $7,562,916 and unrealized losses of $8,304,514.

The Fund adopted Financial Accounting Standards Board’s Accounting Standards Codification (“ASC”), Fair Value Measurements and Disclosures (“ASC 820”), (formerly known as FAS 157), effective January 1, 2008. In accordance with ASC 820, fair value is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. ASC 820 established a three-tier hierarchy, which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. The three-tier hierarchy of inputs is summarized below:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

Category	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$91,747,972	$-	$91,747,972
Asset Backed Securities	$-	$63,469,982	$-	$63,469,982
Municipal Bonds	$-	$60,273,952	$-	$60,273,952
Mortgage Backed Securities	$-	$39,898,730	$-	$39,898,730
Yankee Bonds	$-	$38,346,685	$-	$38,346,685
U.S. Government Agency Obligations	$-	$26,674,320	$-	$26,674,320
Cash Equivalents	$8,721,908	$-	$-	$8,721,908
Total	$8,721,908	$320,411,641	$-	$329,133,549

For more information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Funds's most recent semi-annual financial statements.

STOCK INDEX FUND
Portfolio of Investments
March 31, 2011
(Unaudited)

	Cost	Value
Investment in S&P 500 Stock Master Portfolio	$38,688,853	$65,239,599

Substantially all the assets of the Stock Index Fund are invested in the S&P 500 Stock Master Portfolio managed by BlackRock Fund Advisors. As of March 31, 2011, the Stock Index Fund's ownership interest in the S&P 500 Stock Master Portfolio was  2.81%. See the portfolio of investments for the S&P 500 Stock Master Portfolio further in this document.

For more information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Funds's most recent semi-annual financial statements.

VALUE FUND
Portfolio of Investments
March 31, 2011
(Unaudited)

	Shares	Value
COMMON STOCKS (99.0% of portfolio)
CONSUMER DISCRETIONARY - 7.1%
Auto Components
Cooper Tire & Rubber Co.	440,000	$11,330,000
Distributors
Genuine Parts Co.	315,400	16,918,056
Multiline Retail
Dillard's, Inc. (Class A)	317,700	12,746,124
Total Consumer Discretionary		40,994,180

CONSUMER STAPLES - 3.3%
Food Products
Dean Foods Co. (a)	859,800	8,598,000
J.M. Smucker Co. (The)	148,853	10,626,615
Total Consumer Staples		19,224,615

ENERGY - 18.0%
Energy Equipment & Services
Baker Hughes Inc.	187,000	13,731,410
Oil, Gas, & Consumable Fuels
Chevron Corp.	200,000	21,486,000
ConocoPhillips	259,000	20,683,740
El Paso Corp.	701,664	12,629,952
Marathon Oil Corp.	378,000	20,151,180
QEP Resources, Inc.	271,000	10,986,340
Questar Corp.	271,000	4,728,950
Total Energy		104,397,572

FINANCIALS - 8.5%
Commercial Banks
Commerce Bancshares, Inc.	28,548	1,154,481
Wells Fargo & Co.	140,000	4,438,000
Diversified Financial Services
Bank of America Corp.	290,200	3,868,366
JPMorgan Chase & Co.	442,600	20,403,860
Insurance
Allstate Corp. (The)	324,000	10,296,720
Chubb Corp. (The)	122,000	7,479,820
Principal Financial Group, Inc.	55,600	1,785,316
Total Financials		49,426,563

HEALTH CARE - 19.8%
Health Care Equipment & Supplies
Covidien PLC	207,600	10,782,744
Pharmaceuticals
Abbott Laboratories	399,000	19,570,950
Bristol-Myers Squibb Co.	829,700	21,928,971
GlaxoSmithKline plc ADR	354,000	13,597,140
Hospira, Inc. (a)	362,400	20,004,480
Merck & Co., Inc.	193,194	6,377,334
Pfizer Inc.	1,107,000	22,483,170
Total Health Care		114,744,789

INDUSTRIALS - 19.0%
Airlines
Southwest Airlines Co.	747,600	9,442,188

VALUE FUND
Portfolio of Investments (continued)
March 31, 2011
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Commercial Services & Supplies
Avery Dennison Corp.	463,000	$19,427,480
Industrial Conglomerates
General Electric Co.	686,000	13,754,300
Honeywell International Inc.	281,100	16,784,481
Tyco International Ltd.	164,850	7,380,335
Machinery
Flowserve Corp.	95,300	12,274,640
Parker-Hannifin Corp.	281,400	26,642,952
Distributors
Applied Industrial Technologies, Inc.	130,500	4,340,430
Total Industrials		110,046,806

INFORMATION TECHNOLOGY - 16.4%
Communications Equipment
Cisco Systems, Inc.	958,500	16,438,275
Motorola Mobility Holdings, Inc. (a)	74,875	1,826,950
Motorola Solutions, Inc.	85,571	3,824,168
Computers & Peripherals
Dell Inc. (a)	1,282,000	18,601,820
Hewlett-Packard Co.	369,000	15,117,930
Electronic Equipment, Instruments & Components
TE Connectivity Ltd.	262,850	9,152,437
IT Services
SAIC, Inc. (a)	553,000	9,356,760
Semiconductors & Semiconductor Equipment
Intel Corp.	1,013,000	20,432,210
Total Information Technology		94,750,550

MATERIALS - 6.9%
Chemicals
Dow Chemical Co. (The)	686,900	25,930,475
Containers & Packaging
Bemis Co., Inc.	433,600	14,226,416
Total Materials		40,156,891
Total Common Stocks (Cost $401,944,734)		573,741,966

MONEY MARKET ACCOUNT (1.0% of portfolio)
State Street Institutional Liquid Reserves Fund, 0.19% (b)	5,595,052	5,595,052
Total Money Market Account (Cost $5,595,052)		5,595,052

TOTAL INVESTMENTS IN SECURITIES (Cost $407,539,786) - 100%		$579,337,018

_________________________________________

(a)	Non-income producing.
(b)	7-day yield at March 31, 2011.

ADR - American Depositary Receipt

At March 31, 2011, the cost of investment securities for tax purposes was $407,539,786.  Net unrealized appreciation of investment securities was $171,797,232 consisting of unrealized gains of $211,070,812 and unrealized losses of $39,273,580.

The Fund adopted Financial Accounting Standards Board’s Accounting Standards Codification (“ASC”), Fair Value Measurements and Disclosures (“ASC 820”), (formerly known as FAS 157), effective January 1, 2008. In accordance with ASC 820, fair value is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. ASC 820 established a three-tier hierarchy, which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. The three-tier hierarchy of inputs is summarized below:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

Category	Level 1	Level 2	Level 3	Total
Common Stocks	$573,741,966	$-	$-	$573,741,966
Cash Equivalents	$5,595,052	$-	$-	$5,595,052
Total	$579,337,018	$-	$-	$579,337,018

For more information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Funds's most recent semi-annual financial statements.

GROWTH FUND
Portfolio of Investments
March 31, 2011
(Unaudited)

	Shares	Value
COMMON STOCKS (99.5% of portfolio)
CONSUMER DISCRETIONARY - 17.7%
Automobiles
General Motors Co. (a)	6,400	$198,592
Hotels, Restaurants & Leisure
Carnival Corp.	13,600	521,696
Chipotle Mexican Grill Inc. (a)	850	231,515
Ctrip.com International, Ltd. (a)	4,800	199,152
Las Vegas Sands Corp. (a)	7,200	303,984
Marriott International Inc. (Class A)	15,913	566,185
Starbucks Corp.	10,800	399,060
Starwood Hotels & Resorts Worldwide, Inc.	5,400	313,848
Internet & Catalog Retail
Amazon.com, Inc. (a)	6,800	1,224,884
Liberty Media Corp. (a)	22,300	357,692
priceline.com, Inc. (a)	1,075	544,423
Media
Walt Disney Co. (The)	11,800	508,462
Multiline Retail
Dollar General Corp. (a)	8,800	275,880
Specialty Retail
O'Reilly Automotive, Inc. (a)	4,900	281,554
Total Consumer Discretionary		5,926,927

CONSUMER STAPLES - 1.6%
Beverages
PepsiCo, Inc.	6,300	405,783
Food & Staples Retailing
Whole Foods Market, Inc.	1,700	112,030
Total Consumer Staples		517,813

ENERGY - 10.0%
Energy Equipment & Services
Schlumberger Ltd.	10,600	988,556
Oil, Gas,& Consumable Fuels
Cimarex Energy Co.	1,700	195,908
EOG Resources Inc.	7,500	888,825
Peabody Energy Corp.	5,500	395,780
Range Resources Corp.	7,500	438,450
Suncor Energy Inc.	10,200	457,368
Total Energy		3,364,887

FINANCIALS - 8.3%
Capital Markets
Franklin Resources Inc.	6,050	756,734
Commercial Banks
Wells Fargo & Co.	21,800	691,060
Diversified Financial Services
IntercontinentalExchange, Inc. (a)	2,000	247,080
JPMorgan Chase & Co.	19,300	889,730
Real Estate Management & Development
CB Richard Ellis Group, Inc. (a)	7,400	197,580
Total Financials		2,782,184

HEALTH CARE - 9.1%
Biotechnology
Celgene Corp. (a)	7,850	451,611
Human Genome Sciences, Inc. (a)	8,500	233,325
Vertex Pharmaceuticals Inc. (a)	3,200	153,376

GROWTH FUND
Portfolio of Investments (continued)
March 31, 2011
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Health Care Equipment & Supplies
Edwards Lifesciences Corp. (a)	2,000	$174,000
Stryker Corp.	7,100	431,680
Health Care Providers & Services
Express Scripts Inc. (a)	12,200	678,442
McKesson Corp.	9,800	774,690
Unitedhealth Group Inc.	3,700	167,240
Total Health Care		3,064,364

INDUSTRIALS & BUSINESS SERVICES- 15.4%
Aerospace & Defense
Boeing Co. (The)	5,900	436,187
Precision Castparts Corp.	3,900	574,002
Textron, Inc.	6,600	180,774
United Technologies Corp.	2,400	203,160
Air Freight & Logistics
Expeditors International of Washington Inc.	6,900	345,966
United Parcel Service, Inc. (Class B)	7,200	535,104
Electrical Equipment
Emerson Electric Co.	7,200	420,696
Industrial Conglomerates
3M Co.	6,600	617,100
Machinery
Danaher Corp.	21,400	1,110,660
Road & Rail
Union Pacific Corp.	4,000	393,320
Trading Companies & Distributors
Fastenal Co.	5,300	343,599
Total Industrials & Business Services		5,160,568

INFORMATION TECHNOLOGY - 32.2%
Communications Equipment
Juniper Networks, Inc. (a)	21,800	917,344
QUALCOMM, Inc.	21,900	1,200,777
Computers & Peripherals
Apple Inc. (a)	6,285	2,190,008
EMC Corp. (a)	18,800	499,140
NetApp, Inc. (a)	5,200	250,536
Electronic Equipment & Instruments
Corning Inc.	21,700	447,671
Internet Software & Services
Baidu, Inc. ADR (a)	3,600	496,116
eBay Inc. (a)	8,800	273,151
Google Inc. (Class A) (a)	2,900	1,700,009
IT Services
Accenture Ltd. (Class A)	12,000	659,640
MasterCard Inc.	2,295	577,697
Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	29,800	465,476
Broadcom Corp. (Class A)	11,400	448,932
Cree, Inc. (a)	3,400	156,944
Software
Nuance Communications, Inc. (a)	14,900	291,444
Rovi Corp. (a)	4,600	246,790
Total Information Technology		10,821,675

GROWTH FUND
Portfolio of Investments (continued)
March 31, 2011
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
MATERIALS - 3.0%
Chemicals
Praxair Inc.	7,980	$810,768
Metals & Mining
Freeport-McMoRan Copper & Gold, Inc.	3,800	211,090
Total Materials		1,021,858

TELECOMMUNICATION SERVICES - 2.2%
Wireless Telecommunication Services
Crown Castle International Corp. (a)	17,700	753,135
Total Telecommunication Services		753,135
Total Common Stocks (Cost $27,213,331)		33,413,411

MONEY MARKET ACCOUNT (0.5% of portfolio)
State Street Institutional Liquid Reserves Fund, 0.19% (b)	181,198	181,198
Total Money Market Account (Cost $181,198)		181,198

TOTAL INVESTMENTS IN SECURITIES (Cost $27,394,529) - 100%		$33,594,609
_________________________________________

(a)	Non-income producing.
(b)	7-day yield at March 31, 2011.

ADR - American Depositary Receipt

At March 31, 2011, the cost of investment securities for tax purposes was $27,413,855.  Net unrealized appreciation of investment securities was $6,180,754 consisting of unrealized gains of $6,340,879 and unrealized losses of $160,125.

The Fund adopted Financial Accounting Standards Board’s Accounting Standards Codification (“ASC”), Fair Value Measurements and Disclosures (“ASC 820”), (formerly known as FAS 157), effective January 1, 2008. In accordance with ASC 820, fair value is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. ASC 820 established a three-tier hierarchy, which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. The three-tier hierarchy of inputs is summarized below:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

Category	Level 1	Level 2	Level 3	Total
Common Stocks	$33,413,411	$-	$-	$33,413,411
Cash Equivalents	$181,198	$-	$-	$181,198
Total	$33,594,609	$-	$-	$33,594,609

For more information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Funds's most recent semi-annual financial statements.

SMALL-COMPANY STOCK FUND
Portfolio of Investments
March 31, 2011
(Unaudited)

	Shares	Value
COMMON STOCKS (83.5% of portfolio)
CONSUMER DISCRETIONARY - 11.8%
Auto Components
Cooper Tire & Rubber Co.	180,100	$4,637,575
Multiline Retail
Nordstrom, Inc.	90,000	4,039,200
Restaurants
Brinker International, Inc.	185,000	4,680,500
Cracker Barrel Old Country Store, Inc.	53,800	2,643,732
O'Charley's Inc. (a)	20,660	123,340
Specialty Retail
Sally Beauty Holdings, Inc. (a)	114,000	1,597,140
Total Consumer Discretionary		17,721,487

CONSUMER STAPLES - 12.2%
Food Distribution
Core-Mark Holding Company, Inc. (a)	44,100	1,457,505
United Natural Foods, Inc. (a)	95,100	4,262,382
Food Products
Dean Foods Co. (a)	400,000	4,000,000
J.M. Smucker Co. (The)	40,868	2,917,566
Food & Staples Retailing
Fred's, Inc.	24,400	325,008
Ruddick Corp.	66,000	2,546,940
Personal Products
Alberto-Culver Co.	76,000	2,832,520
Total Consumer Staples		18,341,921

ENERGY - 9.6%
Energy Equipment & Services
Helmerich & Payne, Inc.	35,000	2,404,150
Oil, Gas, & Consumable Fuels
Cimarex Energy Co.	59,400	6,845,256
QEP Resources, Inc.	26,600	1,078,364
Questar Corp.	26,600	464,170
SM Energy Co.	49,000	3,635,310
Total Energy		14,427,250

FINANCIALS - 5.9%
Commercial Banks
Cardinal Financial Corp.	204,000	2,378,640
Middleburg Financial Corp.	83,300	1,482,740
National Bankshares, Inc. (Virginia)	86,000	2,485,400
Southcoast Financial Corp. (a)	51,370	177,227
Valley National Bancorp	111,230	1,552,771
Diversified Financial Services
Asset Acceptance Capital Corp. (a)	150,900	810,333
Total Financials		8,887,111

HEALTH CARE - 3.3%
Health Care Equipment & Supplies
STERIS Corp.	141,700	4,894,318
Total Health Care		4,894,318

INDUSTRIALS - 26.6%
Aerospace & Defense
Triumph Group, Inc.	42,400	3,750,280

SMALL-COMPANY STOCK FUND
Portfolio of Investments (continued)
March 31, 2011
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Distributors
Applied Industrial Technologies, Inc.	120,950	$4,022,797
Electrical Equipment
Rofin-Sinar Technologies Inc. (a)	138,500	5,470,750
Industrial Conglomerates
Carlisle Companies Inc.	98,900	4,405,995
CLARCOR Inc.	87,100	3,913,403
Standex International Corp.	19,500	738,855
Thomas & Betts Corp. (a)	25,000	1,486,750
Machinery
Flowserve Corp.	14,500	1,867,600
Gorman-Rupp Co. (The)	48,500	1,910,415
Manitowoc Co., Inc. (The) (a)	310,600	6,795,928
Regal Beloit Corp.	43,500	3,211,605
Road & Rail
Knight Transportation, Inc.	94,400	1,817,200
Werner Enterprises, Inc.	20,000	529,400
Total Industrials		39,920,978

INFORMATION TECHNOLOGY - 6.3%
Communications Equipment
Belden Inc.	129,500	4,862,725
Computers & Peripherals
Western Digital Corp. (a)	70,000	2,610,300
Software
ManTech International Corp. (a)	45,300	1,920,720
Total Information Technology		9,393,745

MATERIALS - 7.8%
Chemicals
Olin Corp.	179,600	4,116,432
Polypore International, Inc. (a)	19,800	1,140,084
Westlake Chemical Corp.	115,700	6,502,340
Total Materials		11,758,856
Total Common Stocks (Cost $72,300,022)		125,345,666

EXCHANGE TRADED FUND (3.0% of portfolio)
iShares Russell 2000 Value Index	60,000	4,522,800
Total Exchange Traded Fund (Cost $4,171,568)		4,522,800

MONEY MARKET ACCOUNT (13.5% of portfolio)
State Street Institutional Liquid Reserves Fund, 0.19% (b)	20,255,258	20,255,258
Total Money Market Account (Cost $20,255,258)		20,255,258

TOTAL INVESTMENTS IN SECURITIES (Cost $96,726,848) - 100%		$150,123,724
_________________________________________

(a)	Non-income producing.
(b)	7-day yield at March 31, 2011.

At March 31, 2011, the cost of investment securities for tax purposes was $96,726,848.  Net unrealized appreciation of investment securities was $53,396,876 consisting of unrealized gains of $56,543,386 and unrealized losses of $3,146,510.

The Fund adopted Financial Accounting Standards Board’s Accounting Standards Codification (“ASC”), Fair Value Measurements and Disclosures (“ASC 820”), (formerly known as FAS 157), effective January 1, 2008. In accordance with ASC 820, fair value is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. ASC 820 established a three-tier hierarchy, which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. The three-tier hierarchy of inputs is summarized below:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

Category	Level 1	Level 2	Level 3	Total
Common Stocks	$125,345,666	$-	$-	$125,345,666
Exchange Traded Fund	$4,522,800	$-	$-	$4,522,800
Cash Equivalents	$20,255,258	$-	$-	$20,255,258
Total	$150,123,724	$-	$-	$150,123,724

For more information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

INTERNATIONAL VALUE FUND
Portfolio of Investments
March 31, 2011
(Unaudited)

	Shares	Value
COMMON STOCKS (96.3% of portfolio)
AUSTRALIA - 1.8%
BHP Billiton Ltd.	53,850	$2,580,900
Total Australia		2,580,900

BRAZIL - 0.9%
Petroleo Brasileiro SA - ADR	31,250	1,263,438
Total Brazil		1,263,438

BRITAIN - 12.9%
BAE Systems PLC	505,150	2,635,917
GlaxoSmithKline PLC	67,500	1,288,032
HSBC Holdings PLC - ADR	54,300	2,812,740
Pearson PLC	118,600	2,101,161
Tesco PLC	462,800	2,827,360
Vodafone Group PLC	1,152,574	3,263,411
WPP Group PLC	277,100	3,416,854
Total Britain		18,345,475

CHINA - 2.6%
Bank of China Ltd.	4,204,150	2,336,685
Huaneng Power International, Inc.	2,490,100	1,455,216
Total China		3,791,901

FINLAND - 0.5%
Neste Oil Corp.	35,950	740,931
Total Finland		740,931

FRANCE - 10.8%
AXA SA	159,650	3,337,904
Cap Gemini SA	62,050	3,607,394
Compagnie de Saint-Gobain SA	33,178	2,031,397
Total SA	58,900	3,585,631
Vivendi SA	97,500	2,782,843
Total France		15,345,169

GERMANY - 3.2%
Daimler AG REG	37,300	2,632,220
Deutsche Böerse AG	25,900	1,965,275
Total Germany		4,597,495

HONG KONG - 3.9%
Hutchison Whampoa Ltd.	300,000	3,545,060
New World Development Co. Ltd.	1,125,450	1,987,310
Total Hong Kong		5,532,370

ITALY - 6.0%
Enel SpA	433,800	2,734,262
Eni SpA	117,700	2,889,237
Telecom Italia SpA	2,159,600	2,908,519
Total Italy		8,532,018

INDONESIA - 1.0%
PT Telekomunikasi Indonesia, Tbk	1,250,000	1,052,513
Telekomunik Indonesia - SP - ADR	10,450	350,911
Total Indonesia		1,403,424

JAPAN - 19.5%
Bridgestone Corp.	145,450	3,024,570
Daiichi Sankyo Co., Ltd.	131,800	2,544,732
Daito Trust Construction Co., Ltd.	35,750	2,437,188
Daiwa Securities Co., Ltd.	563,500	2,587,846
East Japan Railway Co.	36,350	1,997,456
MS & AD Insurance Group Holdings, Inc.	84,805	1,931,001
Nikon Corp.	120,650	2,487,554

INTERNATIONAL VALUE FUND
Portfolio of Investments (continued)
March 31, 2011
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Nissan Motor Co., Ltd.	325,100	$2,884,393
Secom Co., Ltd.	44,800	2,069,354
Sumitomo Corp.	207,150	2,961,065
Sumitomo Trust & Banking Co.	539,450	2,850,628
Total Japan		27,775,787

NETHERLANDS - 2.1%
Koninklijke DSM NV	49,100	3,015,128
Total Netherlands		3,015,128

NORWAY - 2.6%
Statoil ASA	133,495	3,704,880
Total Norway		3,704,880

PORTUGAL - 1.9%
Banco Comercial Português SA	1,617,700	1,320,776
Banco Espirito Santo SA	322,200	1,320,092
Total Portugal		2,640,868

REPUBLIC OF SOUTH KOREA - 4.0%
Posco	6,250	2,868,097
SK Telecom Co., Ltd.	6,507	969,866
SK Telecom Co., Ltd. - ADR	100,953	1,898,926
Total Republic of South Korea		5,736,889

SINGAPORE - 1.6%
Keppel Corp.	234,100	2,286,114
Total Singapore		2,286,114

SPAIN - 4.1%
Banco Bilbao Vizcaya Argentaria SA	240,300	2,917,363
Banco Popular Espanol SA	179,900	1,057,697
Indra Sistemas SA	91,400	1,833,811
Total Spain		5,808,871

SWITZERLAND - 14.2%
Adecco SA REG	41,050	2,703,572
Credit Suisse Group AG	65,250	2,772,811
Givaudan SA REG	2,082	2,096,269
Holcim Ltd.	29,786	2,243,117
Nestlé SA REG	38,600	2,214,857
Novartis AG REG	50,950	2,762,365
Roche Holding Ltd.	18,400	2,628,283
Zurich Financial Services Ltd.	10,200	2,855,777
Total Switzerland		20,277,051

THAILAND - 2.7%
Bangkok Bank Public Company Ltd.	138,350	792,837
PTT Public Company Ltd.	265,300	3,096,409
Total Thailand		3,889,246
Total Common Stocks (Cost $127,424,511)		137,267,955

MONEY MARKET ACCOUNT (3.7% of portfolio)
State Street Institutional Liquid Reserves Fund, 0.19% (b)	5,303,916	5,303,916
Total Money Market Account (Cost $5,303,916)		5,303,916

TOTAL INVESTMENTS IN SECURITIES (Cost $132,728,427) - 100%		$142,571,871
_________________________________________

(a) 7-day yield at March 31, 2011.

ADR - American Depositary Receipt
PLC - Public Limited Company
SA - Société Anonyme
AG - Aktiengesellschaft
REG - Registered shares
SpA - Società per Azioni
ASA - Allmennaksjeselskap

At March 31, 2011, the cost of investment securities for tax purposes was $133,146,473.  Net unrealized appreciation of investment securities was $9,425,398 consisting of unrealized gains of $15,615,407 and unrealized losses of $6,190,009.

The Fund adopted Financial Accounting Standards Board’s Accounting Standards Codification (“ASC”), Fair Value Measurements and Disclosures (“ASC 820”), (formerly known as FAS 157), effective January 1, 2008. In accordance with ASC 820, fair value is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. ASC 820 established a three-tier hierarchy, which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. The three-tier hierarchy of inputs is summarized below:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:
Category	Level 1	Level 2	Level 3	Total
Common Stocks	$6,326,014	$130,941,941	$-	$137,267,955
Cash Equivalents	$5,303,916	$-	$-	$5,303,916
Total	$11,629,930	$130,941,941	$-	$142,571,871

For more information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments
March 31, 2011
(Unaudited)

	Shares	Value
COMMON STOCKS (98.9% of net assets)
CONSUMER DISCRETIONARY - 11.2%
Auto Components - 0.3%
The Goodyear Tire & Rubber Co. (a)	46,147	$691,282
Johnson Controls, Inc.	128,656	5,348,230
Total Auto Components		6,039,512

Automobiles - 0.5%
Ford Motor Co. (a)	718,497	10,712,790
Harley-Davidson, Inc.	44,735	1,900,790
Total Automobiles		12,613,580

Distributors - 0.1%
Genuine Parts Co. (b)	29,945	1,606,250
Total Distributors		1,606,250

Diversified Consumer Services - 0.1%
Apollo Group, Inc., Class A (a)	23,361	974,387
DeVry, Inc.	11,735	646,247
H&R Block, Inc. (b)	58,143	973,314
Total Diversified Consumer Services		2,593,948

Hotels, Restaurants & Leisure - 1.6%
Carnival Corp.	81,972	3,144,446
Darden Restaurants, Inc.	26,229	1,288,631
International Game Technology (b)	56,751	921,069
Marriott International, Inc., Class A (b)	55,210	1,964,372
McDonald's Corp.	198,168	15,078,603
Starbucks Corp. (b)	141,696	5,235,667
Starwood Hotels & Resorts Worldwide, Inc.	36,500	2,121,380
Wyndham Worldwide Corp. (b)	32,968	1,048,712
Wynn Resorts Ltd.	14,439	1,837,363
Yum! Brands, Inc.	88,788	4,561,927
Total Hotels, Restaurants, & Leisure		37,202,170

Household Durables - 0.4%
D.R. Horton, Inc.	53,370	621,761
Fortune Brands, Inc.	29,141	1,803,536
Harman International Industries, Inc.	13,232	619,522
Leggett & Platt, Inc. (b)	27,949	684,751
Lennar Corp., Class A	30,519	553,004
Newell Rubbermaid, Inc.	55,194	1,055,861
Pulte Homes, Inc. (a)	64,217	475,206
Stanley Black & Decker, Inc.	31,759	2,432,739
Whirlpool Corp.	14,444	1,232,940
Total Household Durables		9,479,320

Internet & Catalog Retail - 0.8%
Amazon.com, Inc. (a)	67,676	12,190,478
Expedia, Inc. (b)	38,190	865,385
NetFlix, Inc. (a)	8,339	1,979,095
priceline.com, Inc. (a)(b)	9,336	4,728,124
Total Internet & Catalog Retail		19,763,082

Leisure Equipment & Products - 0.1%
Hasbro, Inc. (b)	26,029	1,219,198
Mattel, Inc. (b)	66,230	1,651,114
Total Leisure Equipment & Products		2,870,312

Media - 3.3%
CBS Corp., Class B	127,715	3,197,984
Cablevision Systems Corp.	44,175	1,528,897
Comcast Corp., Class A (b)	527,376	13,036,735
DIRECTV, Class A (a)	150,724	7,053,883
Discovery Communications, Inc. (a)(b)	53,480	2,133,852
Gannett Co., Inc.	45,522	693,300
Interpublic Group of Cos., Inc.	92,914	1,167,929
The McGraw-Hill Cos., Inc.	58,250	2,295,050
News Corp., Class A	433,776	7,617,107
Omnicom Group, Inc. (b)	53,951	2,646,836
Scripps Networks Interactive, Inc., Class A (b)	17,206	861,848
Time Warner Cable, Inc.	65,224	4,653,080
Time Warner, Inc.	207,575	7,410,427
Viacom, Inc., Class B	113,389	5,274,856
The Walt Disney Co. (b)	360,715	15,543,209
The Washington Post Co., Class B (b)	1,001	437,998
Total Media		75,552,991

Multiline Retail - 1.6%
Big Lots, Inc. (a)	14,333	622,482
Family Dollar Stores, Inc.	24,005	1,231,937
J.C. Penney Co., Inc. (b)	44,958	1,614,442
Kohl's Corp.	55,537	2,945,682
Macy's, Inc. (b)	80,400	1,950,504
Nordstrom, Inc.	31,883	1,430,909

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
March 31, 2011
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Sears Holdings Corp. (a)(b)	8,255	$682,276
Target Corp.	134,495	6,726,095
Wal-Mart Stores, Inc. (b)	372,117	19,368,690
Total Multiline Retail		36,573,017

Specialty Retail - 1.9%
Abercrombie & Fitch Co., Class A	16,643	976,944
AutoNation, Inc. (a)(b)	12,174	430,594
AutoZone, Inc. (a)(b)	5,078	1,389,138
Bed Bath & Beyond, Inc. (a)	48,330	2,332,889
Best Buy Co., Inc.	62,144	1,784,776
CarMax, Inc. (a)	42,841	1,375,196
GameStop Corp., Class A (a)(b)	28,753	647,518
The Gap, Inc. (b)	82,849	1,877,358
The Home Depot, Inc.	311,282	11,536,111
Limited Brands, Inc.	50,237	1,651,792
Lowe's Cos., Inc.	262,120	6,927,832
O'Reilly Automotive, Inc. (a)(b)	26,806	1,540,273
RadioShack Corp.	20,092	301,581
Ross Stores, Inc.	22,624	1,609,019
The Sherwin-Williams Co. (b)	16,907	1,420,019
Staples, Inc.	136,654	2,653,821
The TJX Cos., Inc. (b)	75,179	3,738,652
Tiffany & Co.	24,008	1,475,051
Urban Outfitters, Inc. (a)	24,439	729,015
Total Specialty Retail		44,397,579

Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc.	56,179	2,923,555
NIKE, Inc., Class B	72,709	5,504,071
Polo Ralph Lauren Corp.	12,424	1,536,228
VF Corp. (b)	16,442	1,620,030
Total Textiles, Apparel, & Luxury Goods		11,583,884
Total Consumer Discretionary		260,275,645

CONSUMER STAPLES - 9.3%
Beverages - 2.4%
Brown-Forman Corp., Class B (b)	19,579	1,337,246
The Coca-Cola Co.	435,790	28,914,666
Coca-Cola Enterprises, Inc.	62,714	1,712,092
Constellation Brands, Inc. (a)	33,487	679,116
Dr Pepper Snapple Group, Inc. (b)	42,626	1,583,982
Molson Coors Brewing Co., Class B	30,166	1,414,484
PepsiCo, Inc. (b)	301,346	19,409,696
Total Beverages		55,051,282

Food & Staples Retailing - 1.4%
CVS Caremark Corp.	259,874	8,918,876
Costco Wholesale Corp. (b)	82,915	6,079,328
The Kroger Co. (b)	120,792	2,895,384
SUPERVALU, Inc. (b)	40,825	364,567
Safeway, Inc.	69,987	1,647,494
Sysco Corp. (b)	110,680	3,065,836
Walgreen Co.	175,206	7,032,769
Whole Foods Market, Inc. (b)	28,022	1,846,650
Total Food & Staples Retailing		31,850,904

Food Products - 1.6%
Archer Daniels Midland Co.	121,050	4,359,010
Campbell Soup Co. (b)	34,671	1,147,957
ConAgra Foods, Inc. (b)	82,758	1,965,503
Dean Foods Co. (a)	35,265	352,650
General Mills, Inc.	120,767	4,414,034
H.J. Heinz Co.	61,127	2,984,220
The Hershey Co.	29,358	1,595,607
Hormel Foods Corp. (b)	26,295	732,053
The J.M. Smucker Co.	22,613	1,614,342
Kellogg Co.	47,849	2,582,889
Kraft Foods, Inc., Class A	332,196	10,417,667
McCormick & Co., Inc. (b)	25,255	1,207,947
Sara Lee Corp.	118,229	2,089,106
Tyson Foods, Inc., Class A (b)	56,642	1,086,960
Total Food Products		36,549,945

Household Products - 2.0%
Colgate-Palmolive Co.	93,807	7,575,853
The Clorox Co. (b)	26,209	1,836,465
Kimberly-Clark Corp.	76,808	5,013,258
The Procter & Gamble Co.	531,991	32,770,646
Total Household Products		47,196,222

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
March 31, 2011
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Personal Products - 0.3%
Avon Products, Inc. (b)	81,630	$2,207,275
The Estee Lauder Cos., Inc., Class A (b)	21,750	2,095,830
Mead Johnson Nutrition Co.	38,859	2,251,102
Total Personal Products		6,554,207

Tobacco - 1.6%
Altria Group, Inc.	397,357	10,343,203
Lorillard, Inc.	27,647	2,626,742
Philip Morris International, Inc. (b)	341,353	22,402,997
Reynolds American, Inc.	64,231	2,282,127
Total Tobacco		37,655,069
Total Consumer Staples		214,857,629

ENERGY - 13.1%
Energy Equipment & Services - 2.5%
Baker Hughes, Inc.	82,484	6,056,800
Cameron International Corp. (a)(b)	46,490	2,654,579
Diamond Offshore Drilling, Inc. (b)	13,203	1,025,873
FMC Technologies, Inc. (a)(b)	22,820	2,156,034
Halliburton Co.	173,485	8,646,492
Helmerich & Payne, Inc. (b)	20,197	1,387,332
Nabors Industries Ltd. (a)	54,349	1,651,123
National Oilwell Varco, Inc.	79,979	6,339,935
Noble Corp.	47,923	2,186,247
Rowan Cos., Inc. (a)(b)	23,994	1,060,055
Schlumberger Ltd.	258,512	24,108,829
Total Energy Equipment & Services		57,273,299

Oil, Gas & Consumable Fuels - 10.6%
Anadarko Petroleum Corp.	94,261	7,721,861
Apache Corp.	72,701	9,518,015
Cabot Oil & Gas Corp. (b)	19,806	1,049,124
Chesapeake Energy Corp.	124,912	4,187,050
Chevron Corp. (b)	381,302	40,963,274
ConocoPhillips	271,553	21,686,223
CONSOL Energy, Inc. (b)	42,971	2,304,535
Denbury Resources, Inc. (a)(b)	76,168	1,858,499
Devon Energy Corp. (b)	81,106	7,443,098
EOG Resources, Inc. (b)	50,894	6,031,448
El Paso Corp.	133,859	2,409,462
Exxon Mobil Corp. (b)	941,854	79,238,177
Hess Corp.	57,085	4,864,213
Marathon Oil Corp.	134,912	7,192,159
Massey Energy Co.	19,650	1,343,274
Murphy Oil Corp.	36,631	2,689,448
Newfield Exploration Co. (a)	25,516	1,939,471
Noble Energy, Inc.	33,382	3,226,370
Occidental Petroleum Corp.	154,395	16,132,734
Peabody Energy Corp. (b)	51,391	3,698,096
Pioneer Natural Resources Co. (b)	22,119	2,254,369
QEP Resources, Inc.	33,487	1,357,563
Range Resources Corp. (b)	30,483	1,782,036
Southwestern Energy Co. (a)(b)	66,052	2,838,254
Spectra Energy Corp. (b)	123,198	3,348,522
Sunoco, Inc.	22,910	1,044,467
Tesoro Corp. (a)(b)	27,192	729,561
Valero Energy Corp. (b)	108,070	3,222,647
The Williams Cos., Inc.	111,345	3,471,737
Total Oil, Gas, & Consumable Fuels		245,545,687
Total Energy		302,818,986

FINANCIALS - 15.5%
Capital Markets - 2.4%
Ameriprise Financial, Inc.	46,822	2,859,888
The Bank of New York Mellon Corp.	235,876	7,045,616
The Charles Schwab Corp. (b)	189,702	3,420,327
E*Trade Financial Corp. (a)	42,020	656,773
Federated Investors, Inc., Class B (b)	17,586	470,425
Franklin Resources, Inc.	27,540	3,444,703
The Goldman Sachs Group, Inc.	98,867	15,667,453
Invesco Ltd.	87,444	2,235,069
Janus Capital Group, Inc.	35,433	441,850
Legg Mason, Inc.	28,915	1,043,542
Morgan Stanley	293,580	8,020,606
Northern Trust Corp.	45,984	2,333,688
State Street Corp.	95,387	4,286,692
T Rowe Price Group, Inc.	49,194	3,267,465
Total Capital Markets		55,194,097

Commercial Banks - 2.8%
BB&T Corp.	131,933	3,621,561
Comerica, Inc. (b)	33,574	1,232,837

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
March 31, 2011
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Fifth Third Bancorp	174,317	$2,419,520
First Horizon National Corp.	50,018	560,702
Huntington Bancshares, Inc.	163,975	1,088,794
KeyCorp	167,231	1,485,011
M&T Bank Corp.	22,837	2,020,389
Marshall & Ilsley Corp.	100,683	804,457
PNC Financial Services Group, Inc. (c)	99,816	6,287,410
Regions Financial Corp.	238,892	1,734,356
SunTrust Banks, Inc.	95,063	2,741,617
U.S. Bancorp	365,059	9,648,509
Wells Fargo & Co.	1,000,637	31,720,193
Zions BanCorp.	34,760	801,566
Total Commercial Banks		66,166,922

Consumer Finance - 0.8%
American Express Co.	198,698	8,981,150
Capital One Financial Corp.	86,869	4,513,713
Discover Financial Services	103,563	2,497,940
SLM Corp. (a)	100,078	1,531,193
Total Consumer Finance		17,523,996

Diversified Financial Services - 4.1%
Bank of America Corp. (b)	1,922,445	25,626,192
CME Group, Inc.	12,729	3,838,430
Citigroup, Inc. (a)	5,518,993	24,393,949
IntercontinentalExchange, Inc. (a)	13,939	1,722,024
JPMorgan Chase & Co. (b)	756,642	34,881,196
Leucadia National Corp. (b)	37,590	1,411,129
Moody's Corp.	37,997	1,288,478
The NASDAQ OMX Group, Inc. (a)	28,443	734,967
NYSE Euronext	49,612	1,744,854
Total Diversified Financial Services		95,641,219

Insurance - 3.8%
ACE Ltd.	63,733	4,123,525
Aon Corp.	63,267	3,350,620
Aflac, Inc.	89,312	4,713,887
The Allstate Corp. (b)	100,626	3,197,894
American International Group, Inc. (a)(b)	27,282	958,690
Assurant, Inc.	18,982	730,997
Berkshire Hathaway, Inc., Class B (a)	328,781	27,495,955
Chubb Corp.	56,075	3,437,958
Cincinnati Financial Corp. (b)	30,959	1,015,455
Genworth Financial, Inc., Class A (a)	93,045	1,252,386
Hartford Financial Services Group, Inc.	84,472	2,274,831
Lincoln National Corp.	59,982	1,801,859
Loews Corp.	59,720	2,573,335
Marsh & McLennan Cos., Inc. (b)	103,344	3,080,685
MetLife, Inc. (b)	200,419	8,964,742
Principal Financial Group, Inc. (b)	60,935	1,956,623
The Progressive Corp.	125,366	2,648,984
Prudential Financial, Inc.	92,312	5,684,573
Torchmark Corp.	14,732	979,383
The Travelers Cos., Inc.	81,875	4,869,925
Unum Group	58,760	1,542,450
XL Group Plc	59,074	1,453,220
Total Insurance		88,107,977

Real Estate Investment Trusts (REITs) - 1.4%
Apartment Investment & Management Co.	22,435	571,419
AvalonBay Communities, Inc.	16,351	1,963,428
Boston Properties, Inc.	27,090	2,569,487
Equity Residential (b)	55,839	3,149,878
HCP, Inc.	76,178	2,890,193
Health Care REIT, Inc.	33,454	1,754,328
Host Hotels & Resorts, Inc. (b)	129,239	2,275,899
Kimco Realty Corp.	77,194	1,415,738
Plum Creek Timber Co., Inc. (b)	30,740	1,340,571
ProLogis	108,346	1,731,369
Public Storage	26,546	2,944,217
Simon Property Group, Inc.	56,407	6,044,574
Ventas, Inc. (b)	30,945	1,680,314
Vornado Realty Trust	31,048	2,716,700
Total Real Estate Investment Trusts (REITs)		33,048,115

Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc., Class A (a)	55,313	1,476,857
Total Real Estate Management & Development		1,476,857

Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc. (b)	100,039	968,378
People's United Financial, Inc.	68,692	864,145
Total Thrifts & Mortgage Finance		1,832,523
Total Financials		358,991,706

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
March 31, 2011
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
HEALTH CARE - 10.8%
Biotechnology - 1.3%
Amgen, Inc. (a)	177,113	$9,466,690
Biogen Idec, Inc. (a)(b)	45,759	3,358,253
Celgene Corp. (a)(b)	88,304	5,080,129
Cephalon, Inc. (a)(b)	14,384	1,090,019
Genzyme Corp. (a)	49,611	3,777,878
Gilead Sciences, Inc. (a)(b)	151,056	6,410,817
Total Biotechnology		29,183,786

Health Care Equipment & Supplies - 1.9%
Baxter International, Inc.	110,057	5,917,765
Becton Dickinson & Co.	41,999	3,343,960
Boston Scientific Corp. (a)	289,344	2,080,383
C.R. Bard, Inc. (b)	16,153	1,604,155
CareFusion Corp. (a)	42,370	1,194,834
Covidien PLC	93,802	4,872,076
DENTSPLY International, Inc. (b)	26,998	998,656
Edwards Lifesciences Corp. (a)	21,794	1,896,078
Hospira, Inc. (a)(b)	31,652	1,747,191
Intuitive Surgical, Inc. (a)	7,383	2,461,935
Medtronic, Inc.	203,120	7,992,772
St. Jude Medical, Inc. (b)	61,831	3,169,457
Stryker Corp.	63,910	3,885,728
Varian Medical Systems, Inc. (a)(b)	22,802	1,542,327
Zimmer Holdings, Inc. (a)(b)	36,493	2,208,921
Total Health Care Equipment & Supplies		44,916,238

Health Care Providers & Services - 2.0%
Aetna, Inc.	73,033	2,733,625
AmerisourceBergen Corp. (b)	52,061	2,059,533
CIGNA Corp.	51,518	2,281,217
Cardinal Health, Inc. (b)	66,431	2,732,307
Coventry Health Care, Inc. (a)	28,447	907,175
DaVita, Inc. (a)(b)	18,255	1,560,985
Express Scripts, Inc. (a)	100,343	5,580,074
Humana, Inc. (a)(b)	32,013	2,238,989
Laboratory Corp. of America Holdings (a)(b)	18,969	1,747,614
McKesson Corp.	48,295	3,817,720
Medco Health Solutions, Inc. (a)	76,824	4,314,436
Patterson Cos., Inc.	18,026	580,257
Quest Diagnostics, Inc.	29,590	1,707,935
Tenet Healthcare Corp. (a)	90,436	673,748
UnitedHealth Group, Inc.	207,739	9,389,803
WellPoint, Inc.	71,326	4,977,842
Total Health Care Providers & Services		47,303,260

Health Care Technology - 0.1%
Cerner Corp. (a)(b)	13,620	1,514,544
Total Health Care Technology		1,514,544

Life Sciences Tools & Services - 0.3%
Life Technologies Corp. (a)	34,190	1,792,240
PerkinElmer, Inc.	21,536	565,751
Thermo Fisher Scientific, Inc. (a)(b)	74,137	4,118,310
Waters Corp. (a)(b)	17,346	1,507,367
Total Life Sciences Tools & Services		7,983,668

Pharmaceuticals - 5.2%
Abbott Laboratories	293,952	14,418,345
Allergan, Inc. (b)	58,061	4,123,492
Bristol-Myers Squibb Co.	323,362	8,546,458
Eli Lilly & Co.	193,503	6,805,500
Forest Laboratories, Inc. (a)	54,339	1,755,150
Johnson & Johnson (b)	519,536	30,782,508
Merck & Co., Inc.	585,610	19,330,986
Mylan, Inc. (a)	83,013	1,881,905
Pfizer, Inc.	1,518,638	30,843,538
Watson Pharmaceuticals, Inc. (a)(b)	23,899	1,338,583
Total Pharmaceuticals		119,826,465
Total Health Care		250,727,961

INDUSTRIALS - 11.2%
Aerospace & Defense - 2.7%
The Boeing Co.	139,854	10,339,406
General Dynamics Corp. (b)	70,792	5,419,835
Goodrich Corp. (b)	23,858	2,040,575
Honeywell International, Inc.	148,938	8,893,088
Huntington Ingalls Industries, Inc. (a)	1	41
ITT Corp. (b)	34,892	2,095,265
L-3 Communications Holdings, Inc.	21,499	1,683,587
Lockheed Martin Corp. (b)	54,491	4,381,076
Northrop Grumman Corp.	55,332	3,469,870
Precision Castparts Corp. (b)	27,248	4,010,361
Raytheon Co. (b)	68,321	3,475,489

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
March 31, 2011
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Rockwell Collins, Inc.	29,466	$1,910,281
United Technologies Corp. (b)	174,834	14,799,698
Total Aerospace & Defense		62,518,572

Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc. (b)	31,541	2,338,134
Expeditors International of Washington, Inc.	40,305	2,020,893
FedEx Corp.	59,836	5,597,658
United Parcel Service, Inc., Class B	187,496	13,934,703
Total Air Freight & Logistics		23,891,388

Airlines - 0.1%
Southwest Airlines Co. (b)	141,989	1,793,321
Total Airlines		1,793,321

Building Products - 0.0%
Masco Corp. (b)	68,016	946,783
Total Building Products		946,783

Commercial Services & Supplies - 0.5%
Avery Dennison Corp.	20,387	855,439
Cintas Corp.	24,008	726,722
Iron Mountain, Inc.	38,024	1,187,490
Pitney Bowes, Inc. (b)	38,705	994,331
R.R. Donnelley & Sons Co. (b)	39,225	742,137
Republic Services, Inc. (b)	58,358	1,753,074
Stericycle, Inc. (a)(b)	16,220	1,438,227
Waste Management, Inc.	90,314	3,372,325
Total Commercial Services & Supplies		11,069,745

Construction & Engineering - 0.2%
Fluor Corp. (b)	33,534	2,470,114
Jacobs Engineering Group, Inc. (a)(b)	24,005	1,234,577
Quanta Services, Inc. (a)	40,932	918,105
Total Construction & Engineering		4,622,796

Electrical Equipment - 0.6%
Emerson Electric Co.	143,238	8,369,396
First Solar, Inc. (a)(b)	10,279	1,653,274
Rockwell Automation, Inc. (b)	27,037	2,559,052
Roper Industries, Inc. (b)	18,108	1,565,618
Total Electrical Equipment		14,147,340

Industrial Conglomerates - 2.5%
3M Co. (b)	135,203	12,641,480
General Electric Co.	2,016,912	40,439,086
Textron, Inc. (b)	52,427	1,435,976
Tyco International Ltd.	89,986	4,028,673
Total Industrial Conglomerates		58,545,215

Machinery - 2.4%
Caterpillar, Inc.	121,340	13,511,209
Cummins, Inc.	37,580	4,119,520
Danaher Corp.	102,669	5,328,521
Deere & Co. (b)	79,974	7,748,681
Dover Corp.	35,432	2,329,300
Eaton Corp. (b)	64,656	3,584,529
Flowserve Corp. (b)	10,585	1,363,348
Illinois Tool Works, Inc.	94,671	5,085,726
Ingersoll-Rand Plc	62,600	3,024,206
Joy Global, Inc. (b)	19,903	1,966,615
PACCAR, Inc.	69,391	3,632,619
Pall Corp.	21,932	1,263,502
Parker Hannifin Corp.	30,748	2,911,221
Snap-on, Inc. (b)	11,070	664,864
Total Machinery		56,533,861

Professional Services - 0.1%
Dun & Bradstreet Corp. (b)	9,465	759,472
Equifax, Inc. (b)	23,312	905,671
Monster Worldwide, Inc. (a)(b)	24,861	395,290
Robert Half International, Inc. (b)	27,844	852,026
Total Professional Services		2,912,459

Road & Rail - 0.9%
CSX Corp. (b)	70,350	5,529,510
Norfolk Southern Corp. (b)	67,624	4,684,315
Ryder System, Inc. (b)	9,748	493,249
Union Pacific Corp. (b)	93,262	9,170,452
Total Road & Rail		19,877,526

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
March 31, 2011
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Trading Companies & Distributors - 0.2%
Fastenal Co. (b)	28,003	$1,815,435
W.W. Grainger, Inc. (b)	11,080	1,525,494
Total Trading Companies & Distributors		3,340,929
Total Industrials		260,199,935

INFORMATION TECHNOLOGY - 17.9%
Communications Equipment - 2.0%
Cisco Systems, Inc.	1,050,004	18,007,569
F5 Networks, Inc. (a)	15,337	1,573,116
Harris Corp.	24,299	1,205,230
JDS Uniphase Corp. (a)	42,587	887,513
Juniper Networks, Inc. (a)(b)	101,604	4,275,496
Motorola Mobility Holdings, Inc. (a)(b)	55,889	1,363,692
Motorola Solutions, Inc. (a)(b)	63,955	2,858,149
QUALCOMM, Inc.	312,218	17,118,913
Tellabs, Inc.	68,814	360,585
Total Communications Equipment		47,650,263

Computers & Peripherals - 6.0%
Apple, Inc. (a)	174,991	60,975,614
Dell, Inc. (a)(b)	318,977	4,628,356
EMC Corp. (a)(b)	392,914	10,431,867
Hewlett-Packard Co.	413,041	16,922,290
International Business Machines Corp. (b)	231,643	37,774,024
Lexmark International, Inc., Class A (a)(b)	14,930	553,007
NetApp, Inc. (a)	69,874	3,366,529
SanDisk Corp. (a)	44,958	2,072,114
Teradata Corp. (a)	31,948	1,619,764
Western Digital Corp. (a)	44,002	1,640,835
Total Computers & Peripherals		139,984,400

Electronic Equipment, Instruments & Components - 0.6%
Agilent Technologies, Inc. (a)	65,553	2,935,463
Amphenol Corp., Class A	33,417	1,817,551
Corning, Inc.	297,393	6,135,218
FLIR Systems, Inc.	30,296	1,048,544
Jabil Circuit, Inc. (b)	37,239	760,793
Molex, Inc. (b)	26,235	659,023
Total Electronic Equipment, Instruments, & Components		13,356,592

Internet Software & Services - 1.8%
Akamai Technologies, Inc. (a)	35,546	1,350,748
eBay, Inc. (a)	217,021	6,736,332
Google, Inc., Class A (a)	47,636	27,924,700
VeriSign, Inc.	32,944	1,192,902
Yahoo!, Inc. (a)	248,710	4,141,021
Total Internet Software & Services		41,345,703

IT Services - 1.4%
Automatic Data Processing, Inc. (b)	94,290	4,838,020
Cognizant Technology Solutions Corp., Class A (a)(b)	57,783	4,703,536
Computer Sciences Corp.	29,457	1,435,440
Fidelity National Information Services, Inc.	50,569	1,653,100
Fiserv, Inc. (a)	27,722	1,738,724
MasterCard, Inc., Class A	18,357	4,620,824
Paychex, Inc. (b)	61,141	1,917,382
SAIC, Inc. (a)(b)	55,789	943,950
Total System Services, Inc. (b)	30,855	556,007
Visa, Inc., Class A	92,051	6,776,795
The Western Union Co. (b)	122,609	2,546,589
Total IT Services		31,730,367

Office Electronics - 0.1%
Xerox Corp. (b)	265,808	2,830,855
Total Office Electronics		2,830,855

Semiconductors & Semiconductor Equipment - 2.4%
Advanced Micro Devices, Inc. (a)	109,321	940,161
Altera Corp. (b)	60,773	2,675,228
Analog Devices, Inc. (b)	56,908	2,241,037

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
March 31, 2011
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Applied Materials, Inc. (b)	250,608	$3,914,497
Broadcom Corp., Class A	90,330	3,557,195
Intel Corp. (b)	1,042,408	21,025,369
KLA-Tencor Corp. (b)	31,761	1,504,519
LSI Corp. (a)(b)	117,000	795,600
Linear Technology Corp.	43,089	1,449,083
MEMC Electronic Materials, Inc. (a)	43,740	566,870
Microchip Technology, Inc. (b)	35,788	1,360,302
Micron Technology, Inc. (a)	162,902	1,866,857
NVIDIA Corp. (a)(b)	110,353	2,037,116
National Semiconductor Corp.	45,798	656,743
Novellus Systems, Inc. (a)(b)	17,128	635,963
Teradyne, Inc. (a)(b)	35,201	626,930
Texas Instruments, Inc. (b)	222,622	7,693,816
Xilinx, Inc. (b)	49,585	1,626,388
Total Semiconductors & Semiconductor Equipment		55,173,674

Software - 3.6%
Adobe Systems, Inc. (a)(b)	96,131	3,187,704
Autodesk, Inc. (a)(b)	43,477	1,917,770
BMC Software, Inc. (a)	33,927	1,687,529
CA, Inc. (b)	72,658	1,756,870
Citrix Systems, Inc. (a)(b)	35,636	2,617,821
Compuware Corp. (a)	41,170	475,514
Electronic Arts, Inc. (a)(b)	63,497	1,240,096
Intuit, Inc. (a)	51,726	2,746,651
Microsoft Corp. (b)	1,404,268	35,612,236
Novell, Inc. (a)	67,203	398,514
Oracle Corp.	738,948	24,658,695
Red Hat, Inc. (a)	36,650	1,663,543
Salesforce.com, Inc. (a)	22,463	3,000,608
Symantec Corp. (a)	144,786	2,684,332
Total Software		83,647,883
Total Information Technology		415,719,737

MATERIALS - 3.7%
Chemicals - 2.1%
Air Products & Chemicals, Inc.	40,822	3,681,328
Airgas, Inc.	14,233	945,356
CF Industries Holdings, Inc.	13,543	1,852,547
The Dow Chemical Co. (b)	221,838	8,374,384
E.I. du Pont de Nemours & Co.	175,058	9,622,938
Eastman Chemical Co.	13,466	1,337,443
Ecolab, Inc. (b)	44,192	2,254,676
FMC Corp. (b)	13,643	1,158,700
International Flavors & Fragrances, Inc. (b)	15,243	949,639
Monsanto Co.	101,942	7,366,329
PPG Industries, Inc.	30,522	2,906,000
Praxair, Inc. (b)	57,611	5,853,278
Sigma-Aldrich Corp.	23,160	1,473,902
Total Chemicals		47,776,520

Construction Materials - 0.0%
Vulcan Materials Co. (b)	24,512	1,117,747
Total Construction Materials		1,117,747

Containers & Packaging - 0.1%
Ball Corp.	32,138	1,152,148
Bemis Co., Inc.	20,352	667,749
Owens-Illinois, Inc. (a)	31,095	938,758
Sealed Air Corp. (b)	30,256	806,625
Total Containers & Packaging		3,565,280

Metals & Mining - 1.2%
AK Steel Holding Corp. (b)	20,937	330,386
Alcoa, Inc. (b)	201,847	3,562,599
Allegheny Technologies, Inc. (b)	18,748	1,269,615
Cliffs Natural Resources, Inc. (b)	25,730	2,528,744
Freeport-McMoRan Copper & Gold, Inc.	179,780	9,986,779
Newmont Mining Corp.	93,692	5,113,709
Nucor Corp.	60,002	2,761,292
Titanium Metals Corp. (a)	17,365	322,642
United States Steel Corp. (b)	27,305	1,472,832
Total Metals & Mining		27,348,598

Paper & Forest Products - 0.3%
International Paper Co.	83,523	2,520,724
MeadWestvaco Corp.	31,978	969,893
Weyerhaeuser Co.	102,032	2,509,987
Total Paper & Forest Products		6,000,604
Total Materials		85,808,749

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
March 31, 2011
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.7%
AT&T, Inc. (b)	1,122,838	$34,358,843
CenturyLink, Inc.	58,047	2,411,853
Frontier Communications Corp. (b)	188,753	1,551,550
Qwest Communications International, Inc.	331,007	2,260,778
Verizon Communications, Inc. (b)	537,173	20,702,647
Windstream Corp. (b)	95,783	1,232,727
Total Diversified Telecommunication Services		62,518,398

Wireless Telecommunication Services - 0.3%
American Tower Corp., Class A (a)	75,523	3,913,602
MetroPCS Communications, Inc. (a)(b)	50,122	813,981
Sprint Nextel Corp. (a)	567,978	2,635,418
Total Wireless Telecommunication Services		7,363,001
Total Telecommunication Services		69,881,399

UTILITIES - 3.2%
Electric Utilities - 1.7%
American Electric Power Co., Inc.	91,325	3,209,160
Duke Energy Corp.	252,458	4,582,113
Edison International	61,884	2,264,336
Entergy Corp.	34,007	2,285,610
Exelon Corp. (b)	125,715	5,184,487
FirstEnergy Corp.	79,434	2,946,207
NextEra Energy, Inc.	79,956	4,407,175
Northeast Utilities (b)	33,524	1,159,930
PPL Corp. (b)	92,004	2,327,701
Pepco Holdings, Inc. (b)	42,749	797,269
Pinnacle West Capital Corp.	20,661	884,084
Progress Energy, Inc.	55,755	2,572,536
Southern Co. (b)	160,618	6,121,152
Total Electric Utilities		38,741,760

Gas Utilities - 0.1%
EQT Corp. (b)	28,333	1,413,816
Nicor, Inc.	8,697	467,029
Oneok, Inc. (b)	20,327	1,359,470
Total Gas Utilities		3,240,315

Independent Power Producers & Energy Traders - 0.2%
The AES Corp. (a)(b)	125,762	1,634,906
Constellation Energy Group, Inc.	37,959	1,181,664
NRG Energy, Inc. (a)	47,015	1,012,703
Total Independent Power Producers & Energy Traders		3,829,273

Multi-Utilities - 1.2%
Ameren Corp. (b)	45,687	1,282,434
CMS Energy Corp.	47,889	940,540
Centerpoint Energy, Inc. (b)	80,693	1,416,969
Consolidated Edison, Inc.	55,457	2,812,779
DTE Energy Co. (b)	32,184	1,575,729
Dominion Resources, Inc.	110,327	4,931,617
Integrys Energy Group, Inc.	14,816	748,356
NiSource, Inc. (b)	53,046	1,017,422
PG&E Corp.	75,265	3,325,208
Public Service Enterprise Group, Inc. (b)	96,117	3,028,647
SCANA Corp. (b)	21,616	851,022
Sempra Energy (b)	45,681	2,443,933
TECO Energy, Inc.	40,813	765,652
Wisconsin Energy Corp. (b)	44,398	1,354,139
Xcel Energy, Inc. (b)	91,680	2,190,235
Total Multi-Utilities		28,684,682
Total Utilities		74,496,030
Total Long-Term Investments (Cost $1,853,566,030)		2,293,777,777

SHORT-TERM SECURITIES (13.9% of net assets)
MONEY MARKET FUNDS - 13.7%
BlackRock Cash Funds:
Institutional, SL Agency Shares, 0.23% (c)(d)(e)	276,200,038	276,200,038
Prime, SL Agency Shares, 0.22% (c)(d)(e)	42,612,901	42,612,901
Total Money Market Funds		318,812,939

	Par
	(000)	Value
U.S. TREASURY OBLIGATIONS - 0.2%
U.S. Treasury Bill, 0.14%, 6/23/11 (f)(g)	4,500	4,499,095
Total U.S. Treasury Obligations		4,499,095
Total Short-Term Securities (Cost $323,311,974)		323,312,034
TOTAL INVESTMENTS IN SECURITIES (Cost $2,176,878,004*) - 112.8%		2,617,089,811
LIABILITIES IN EXCESS OF OTHER ASSETS - (12.8)%		(297,932,249)
NET ASSETS - 100%		$2,319,157,562

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
March 31, 2011
(Unaudited)

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,257,370,019
Gross unrealized appreciation	$618,829,103
Gross unrealized depreciation	(259,109,311)
Net unrealized appreciation	$359,719,792

(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Shares Held at December 31, 2010	Shares Purchased	Shares Sold		Shares Held at March 31, 2011	Value at March 31, 2011	Realized Gain	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	350,818,795	-	(74,618,757)	1	276,200,038	$276,200,038	-	$203,731
BlackRock Cash Funds: Prime, SL Agency Shares	53,051,433	-	(10,438,532)	1	42,612,901	$42,612,901	-	$30,268
PNC Financial Services Group, Inc.	98,114	1,702	-		99,816	$6,287,410	-	$9,811

1 Represents net activity

(d) Represents the current yield as of report date.
(e) All or a portion of this security was purchased with the cash collateral from securities loaned.
(f) Rate shown is the yield to maturity as of the date of purchase.
(g) All or a portion of this security has been pledged as collateral in connection with open financial futures contracts.

• For Master Portfolio compliance purposes, the Master Portfolio‘s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

• Financial futures contracts purchased as of March 31, 2011 were as follows:
Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Appreciation
381	S&P 500 STOCK	Chicago	June 2011	$25,165,050	$233,581

• Fair Value Measurements—Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

· Level 1 – price quotations in active markets/exchanges for identical assets and liabilities.
· Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
· Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivatives.)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of March 31, 2011 in determining the fair valuation of the Master Portfolio’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments1:
Common Stocks	$2,293,777,777	-	-	$2,293,777,777
Short-Term Securities:
Money Market Funds	318,812,939	-	-	318,812,939
U.S. Government Obligations	-	$4,499,095	-	4,499,095
Total	$2,612,590,716	$4,499,095	-	$2,617,089,811

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments2
Assets:
Equity contracts	$233,581	-	-	$233,581
Total	$233,581	-	-	$233,581

1 See above Schedule of Investments for values in each industry.
2 Derivative financial instruments are financial future contracts. Financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2. CONTROLS AND PROCEDURES.

(a)           Disclosure Controls and Procedures. The registrant’s principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)           Internal Control. There were no changes in registrant’s internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

A separate certification for each principal executive officer and principal financial officer of the registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	HOMESTEAD FUNDS, INC.

By:	/s/ Peter R. Morris
Name:	Peter R. Morris
Title:	President, Chief Executive Officer and Director
Date:	May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter R. Morris
Name:	Peter R. Morris
Title:	President, Chief Executive Officer and Director
Date:	May 27, 2011

By:	/s/ Amy DiMauro
Name:	Amy DiMauro
Title:	Treasurer
Date:	May 27, 2011